Consolidated Schedule of Investments (unaudited) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 1.6%
AIMCO CLO, Series 2017-AA, Class C, (LIBOR USD 3 Month + 2.45%), 5.04%, 07/20/29(a)(b)	USD	750	$747,206
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/21/28(a)(b)		1,830	1,814,039
Allegro CLO VIII Ltd., Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.15%), 4.75%, 07/15/31(a)(b)		250	243,721
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/26(a)(b)		4,630	4,582,955
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.30%, 10/15/28(a)(b)		1,000	999,132
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.80%, 10/15/27(a)(b)		1,500	1,485,312
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.55%, 10/15/28(a)(b)		2,750	2,749,358
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/27		1,000	984,282
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/27		7,000	6,955,296
AMMC CLO 16 Ltd., Series 2015-16A, Class DR, (LIBOR USD 3 Month + 3.55%), 6.15%, 04/14/29(a)(b)		2,500	2,497,621
AMMC CLO 19 Ltd.(a)(b):
Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.40%, 10/15/28		838	837,037
Series 2016-19A, Class D, (LIBOR USD 3 Month + 3.75%), 6.35%, 10/15/28		1,000	999,029
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 5.28%, 04/25/31(a)(b)		510	489,860
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31(a)(b)		1,000	956,060
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31(a)(b)		5,250	5,043,719
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 5.00%, 07/15/30		2,300	2,289,125
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 6.15%, 07/15/30		3,250	3,217,535
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 8.20%, 10/15/27(a)(b)		3,000	2,994,534
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.58%, 07/28/28(a)(b)		1,500	1,475,147
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.60%, 01/15/29		1,000	999,018
Series 2016-9A, Class E, (LIBOR USD 3 Month + 7.25%), 9.85%, 01/15/29		1,000	989,367
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	1,561	1,740,655
Apidos CLO XV(a)(b): Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/31	USD	1,000	964,701

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 5.29%, 04/20/31	USD	1,000	$959,071
Series 2013-15A, Class ERR, (LIBOR USD 3 Month + 5.70%), 8.29%, 04/20/31		1,000	949,477
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.55%, 07/16/31(a)(b)		1,000	969,912
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.55%, 01/15/27(a)(b)		2,000	1,991,143
Apidos CLO XXIX(a)(b):
Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 4.13%, 07/25/30		1,500	1,477,439
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.90%), 4.48%, 07/25/30		1,500	1,456,272
Series 2018-29A, Class C, (LIBOR USD 3 Month + 2.75%), 5.33%, 07/25/30		1,500	1,442,470
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	884	915,555
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		917	1,039,088
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)		700	804,159
Ares XLIV CLO Ltd.(a)(b):
Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 6.05%, 10/15/29	USD	1,000	988,701
Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 9.15%, 10/15/29		1,000	1,003,382
Ares XLIX CLO Ltd.(a)(b):
Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 4.24%, 07/22/30		500	496,266
Series 2018-49A, Class E, (LIBOR USD 3 Month + 5.70%), 8.29%, 07/22/30		500	476,380
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(a)(b)		850	831,412
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,000	1,821,310
Ares XLVIII CLO, Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 07/20/30(a)(b)		1,250	1,205,766
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.32%, 05/15/30(a)(b)		1,500	1,450,580
Ares XXXVR CLO Ltd., Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/30(a)(b)		1,000	964,989
ASSURANT CLO I Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.46%), 9.05%, 10/20/29(a)(b)		350	343,187
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.41%, 04/20/30(a)(b)		1,000	999,799
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class B1R, (LIBOR USD 3 Month + 1.80%), 4.32%, 11/27/31(a)(b)		3,000	2,972,049
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 4.10%, 01/15/31		1,800	1,764,747
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.35%, 01/15/31		1,950	1,815,292

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Atrium IX, Series 9A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.12%, 05/28/30(a)(b)	USD	500	$499,953
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		8,928	2,822,839
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.55%, 08/23/30(a)(b)		3,210	3,131,449
Atrium XV(a)(b):
Series 15A, Class B, (LIBOR USD 3 Month + 1.75%), 4.34%, 01/23/31		3,750	3,737,450
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 01/23/31		1,250	1,224,235
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31		750	736,853
Series 15A, Class E, (LIBOR USD 3 Month + 5.85%), 8.44%, 01/23/31		250	239,880
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.35%), 4.93%, 04/25/26(a)(b)		1,000	999,569
Avoca, Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(a)	EUR	700	742,886
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(a)		800	912,212
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		620	645,678
Avoca CLO XVII DAC, Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(a)		1,279	1,469,561
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)		1,200	1,329,342
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 6.05%, 10/18/29(a)(b)	USD	3,250	3,252,353
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(a)(b)		2,000	1,975,836
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	400	423,866
BlueMountain CLO Ltd.(a)(b):
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 6.35%, 04/13/27	USD	1,250	1,252,063
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.35%), 3.94%, 04/20/27		1,250	1,228,400
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)	EUR	400	453,067
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.88%, 08/14/30	USD	2,000	1,970,125
Series 2014-2RA, Class B, (LIBOR USD 3 Month + 1.83%), 4.34%, 05/15/31		1,500	1,444,881
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.59%, 04/20/27		3,500	3,505,002
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.18%, 07/28/28		2,000	1,999,186
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 11.09%, 07/20/32		2,161	2,064,300
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/27		500	493,250
Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 6.59%, 10/20/29		1,000	999,794

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/20/27	USD	1,000	$993,401
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.40%), 4.99%, 07/20/31		1,750	1,745,755
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 6.29%, 07/20/31		3,000	3,002,939
Series 2017-4A, Class C, (LIBOR USD 3 Month + 2.80%), 5.40%, 01/15/30		1,000	960,057
Series 2017-4A, Class D, (LIBOR USD 3 Month + 6.15%), 8.75%, 01/15/30		1,000	972,386
CBAM Ltd.(a)(b):
Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.99%, 10/17/29		1,500	1,490,418
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 4.10%, 07/15/31		2,000	1,967,544
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.24%, 07/23/30(a)(b)		3,000	2,992,133
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class C, (LIBOR USD 3 Month + 1.75%), 4.34%, 04/20/31		1,250	1,188,028
Series 2018-9A, Class D, (LIBOR USD 3 Month + 2.60%), 5.19%, 04/20/31		1,400	1,323,462
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.84%, 10/17/30(a)(b)		3,695	3,649,143
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.18%, 04/30/31		1,000	990,863
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.43%, 04/30/31		1,000	966,130
Chenango Park CLO Ltd., Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.85%), 4.45%, 04/15/30(a)(b)		1,800	1,735,248
CIFC Funding Ltd.(a)(b):
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.48%, 04/24/30		2,000	1,953,014
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/30		850	841,640
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 6.09%, 04/23/29		1,500	1,500,188
Series 2017-3A, Class C, (LIBOR USD 3 Month + 3.65%), 6.24%, 07/20/30		1,000	997,815
Series 2018-1A, Class C, (LIBOR USD 3 Month + 1.75%), 4.35%, 04/18/31		1,200	1,166,252
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/17/31		1,050	1,023,327
Clear Creek CLO, Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.54%, 10/20/30(a)(b)		1,350	1,293,937
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	1,600	1,823,954
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		551	600,892
Dewolf Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.75%, 10/15/30(a)(b)	USD	1,000	983,967
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, (LIBOR USD 3 Month + 2.50%), 5.10%, 01/15/31(a)(b)		2,000	1,896,047
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/30(a)(b)		3,000	2,980,674

2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 4.68%), 7.20%, 11/15/28(a)(b)	USD	800	$801,974
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	700	803,979
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.50%, 07/15/30(a)(b)	USD	1,000	974,433
Galaxy XV CLO Ltd., Series 2013-15A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.20%, 10/15/30(a)(b)		250	246,690
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 4.55%, 07/15/31(a)(b)		250	241,525
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.20%, 11/15/26(a)(b)		1,500	1,487,747
Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, (LIBOR USD 3 Month + 1.70%), 4.22%, 11/22/31(a)(b)		250	248,659
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 9.00%, 10/15/30(a)(b)		1,500	1,488,070
GoldenTree Loan Management US CLO 3 Ltd., Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 4.49%, 04/20/30(a)(b)		2,500	2,430,571
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/15/31(a)(b)		1,450	1,375,191
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.58%, 01/27/31(a)(b)		2,000	1,921,150
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.68%, 07/28/31(a)(b)		1,000	976,553
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	1,125	1,251,275
Highbridge Loan Management Ltd., Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 4.10%, 07/18/31(a)(b)	USD	1,250	1,224,855
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 07/15/26(b)(c)		2,000	232,990
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.99%, 07/20/30(a)(b)		1,000	994,297
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.84%, 03/20/30(a)(b)		250	247,907
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 4.24%, 07/20/30(a)(b)		3,156	3,139,240
Madison Park Funding XIII Ltd.(a)(b):
Series 2014-13A, Class CR2, (LIBOR USD 3 Month + 1.90%), 4.49%, 04/19/30		1,500	1,472,982
Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.44%, 04/19/30		3,000	2,906,294
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.78%, 01/27/26(a)(b)		1,000	1,001,971
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (LIBOR USD 3 Month + 2.35%), 4.93%, 04/25/29(a)(b)		1,000	997,927
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 01/23/31(a)(b)		500	497,059

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 5.10%, 01/15/28(a)(b)	USD	1,000	$976,705
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.99%, 04/20/27(a)(b)		1,000	950,981
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/30		1,250	1,231,822
Series 2016-22A, Class DR, (LIBOR USD 3 Month + 3.10%), 5.69%, 10/17/30		3,750	3,634,920
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/17/27(a)(b)		1,400	1,382,063
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/30(a)(b)		1,000	955,393
Oak Hill Credit Partners X-R Ltd.(a)(b):
Series 2014-10RA, Class B, (LIBOR USD 3 Month + 1.75%), 4.34%, 12/12/30		4,750	4,718,111
Series 2014-10RA, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 12/12/30		1,522	1,485,406
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	1,347	1,489,826
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		900	920,541
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)		1,700	1,882,325
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.89%, 07/20/30(a)(b)	USD	1,000	984,585
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/20/31(a)(b)		1,750	1,691,366
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.33%, 07/25/30(a)(b)		300	288,730
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.34%, 10/20/30(a)(b)		300	285,683
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A, Class CR2, (LIBOR USD 3 Month + 1.70%), 4.28%, 01/25/31		1,850	1,771,668
Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 5.08%, 01/25/31		1,000	942,292
Octagon Investment Partners XXII Ltd.(a)(b):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 1.90%), 4.49%, 01/22/30		1,000	973,348
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/22/30		1,750	1,684,694
Series 2014-1A, Class ERR, (LIBOR USD 3 Month + 5.45%), 8.04%, 01/22/30		453	418,025
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.45%, 07/15/27(a)(b)		750	742,667
OHA Credit Partners XI Ltd.(a)(b):
Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.54%, 01/20/32		534	517,222
Series 2015-11A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.34%, 01/20/32		2,250	2,142,474
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/23/30(a)(b)		1,250	1,208,351

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/22/30(a)(b)	USD	3,000	$2,954,236
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 6.19%, 07/22/29(a)(b)		1,000	996,374
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 4.34%, 04/17/31		1,500	1,487,276
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.69%, 04/17/31		3,000	2,931,424
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.70%, 11/22/30(a)(b)		1,250	1,206,960
OZLM XX Ltd.(a)(b):
Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.54%, 04/20/31		1,550	1,502,802
Series 2018-20A, Class C, (LIBOR USD 3 Month + 2.95%), 5.54%, 04/20/31		1,000	958,018
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	990	1,136,800
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		807	880,749
OZLME III DAC, Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(a)		1,000	1,058,390
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/31	USD	332	327,127
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 4.77%, 05/21/29(d)		3,500	3,500,000
Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.60%), 8.20%, 07/16/31		1,000	934,662
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.32%, 08/23/31(a)(b)		1,050	1,036,106
Regatta VII Funding Ltd.(a)(b):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.39%, 12/20/28		750	736,932
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 5.14%, 12/20/28		2,000	1,940,071
Rockford Tower CLO Ltd.(a)(b):
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 4.24%, 05/20/31		1,000	991,908
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 4.39%, 10/20/31		500	498,370
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/20/31		750	741,695
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.69%, 10/20/31		1,000	982,753
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.85%, 10/15/31(a)(b)		1,000	990,736
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/17/26(b)(c)		2,500	354,450
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.59%, 01/23/28(a)(b)		1,000	1,000,008
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.52%, 01/20/32(a)(b)		2,000	1,979,013
TICP CLO XI Ltd., Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/20/31(a)(b)		1,814	1,781,733
TICP CLO XII Ltd., Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 5.61%, 01/15/31(a)(b)		4,500	4,369,175

Security		Par (000)	Value

Asset-Backed Securities (continued)
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class C3RR, (LIBOR USD 3 Month + 2.00%), 4.59%, 10/20/28	USD	250	$246,686
Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.24%, 10/20/28		1,800	1,763,987
TRESTLES CLO II Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 4.48%, 07/25/31(a)(b)		1,250	1,199,022
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	1,146	1,620,771
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 04/18/31	USD	2,000	1,937,252
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.80%), 5.40%, 04/18/31		1,000	958,611
Series 2014-2A, Class A2AR, (LIBOR USD 3 Month + 1.65%), 4.24%, 04/17/30		750	745,617
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.62%, 06/07/30		600	578,019
Webster Park CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/20/30(a)(b)		1,000	970,279
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 4.24%, 10/22/29		950	940,900
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/22/29		1,500	1,470,335
York CLO-2 Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.44%, 01/22/31(a)(b)		1,000	968,913

Total Asset-Backed Securities — 1.6% (Cost: $278,295,088)			266,707,096

		Shares

Common Stocks — 1.1%

Auto Components — 0.2%
UCI International, Inc.(d)(e)		1,260,653	28,364,692

Chemicals — 0.3%
Element Solutions, Inc.(e)		4,671,745	48,305,843

Commercial Services & Supplies — 0.0%
FreedomPay, Inc.(d)(e)		314,534	3

Containers & Packaging — 0.2%
Crown Holdings, Inc.(e)		444,063	27,132,249

Diversified Financial Services — 0.0%
Adelphia Recovery Trust(e)		1,470,374	3,018

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		464,262	18,096,933

Hotels, Restaurants & Leisure — 0.2%
Star Group, Inc. (The)(e)		1,786,197	30,484,902

Metals & Mining — 0.1%
Constellium NV, Class A(e)		2,522,574	25,326,643

Oil, Gas & Consumable Fuels — 0.0%(d)(e)
KCAD Holdings I Ltd.		4,067,849,248	5,613,632
Osum Oil Sands Corp.(f)		1,600,000	2,406,934

			8,020,566

4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(e)		1,369	$14,635

Total Common Stocks — 1.1% (Cost: $213,130,565)			185,749,484

		Par (000)

Corporate Bonds — 82.9%

Aerospace & Defense — 4.1%
Arconic, Inc.:
5.40%, 04/15/21		5,357	5,553,123
5.87%, 02/23/22		9,751	10,386,863
5.13%, 10/01/24		39,265	41,466,588
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		11,433	11,861,738
Bombardier, Inc.(b):
8.75%, 12/01/21		35,626	38,832,340
5.75%, 03/15/22		16,405	16,630,569
6.13%, 01/15/23		15,790	16,007,112
7.50%, 12/01/24		51,190	52,213,800
7.50%, 03/15/25		24,912	24,981,754
7.88%, 04/15/27		75,611	75,705,514
BWX Technologies, Inc., 5.38%, 07/15/26(b)		12,418	12,820,964
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		17,006	18,281,450
Leonardo US Holdings, Inc., 6.25%, 01/15/40(b)		177	172,575
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		7,482	7,687,755
TransDigm UK Holdings plc, 6.88%, 05/15/26		13,957	14,122,739
TransDigm, Inc.:
6.00%, 07/15/22		6,055	6,115,550
6.50%, 05/15/25		1,330	1,345,295
6.25%, 03/15/26(b)		297,583	313,206,108

			667,391,837

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)		915	975,619

Auto Components — 1.5%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		20,517	21,594,143
GKN Holdings Ltd., 4.62%, 05/12/32	GBP	2,600	3,256,898
Icahn Enterprises LP:
6.25%, 02/01/22	USD	618	632,677
6.75%, 02/01/24		10,994	11,420,018
6.38%, 12/15/25		17,513	17,877,270
6.25%, 05/15/26(b)		16,120	16,341,650
IHO Verwaltungs GmbH(g):
3.62%, (3.62% Cash or 4.38% PIK), 05/15/25	EUR	2,244	2,609,064
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(h)		2,011	2,321,009
Panther BF Aggregator 2 LP:
4.38%, 05/15/26		4,068	4,776,058
6.25%, 05/15/26(b)	USD	68,989	71,662,324
8.50%, 05/15/27(b)		81,242	83,679,260

			236,170,371

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)		9,701	8,512,628

Banks — 1.2%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(a)(i)	EUR	1,900	2,271,561
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(i)		1,244	1,525,948
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		2,078	2,474,404

Security		Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(i)	EUR	1,000	$1,266,445
Banco BPM SpA:
1.75%, 04/24/23		1,653	1,859,055
2.50%, 06/21/24		2,700	3,071,533
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(a)		1,400	1,749,001
Banco Espirito Santo SA(e)(j):
2.63%, 05/08/17		10,400	2,601,685
4.75%, 01/15/18		12,300	3,076,992
4.00%, 01/21/19		12,000	3,001,944
Banco Santander SA(a)(i):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		900	1,115,055
(EUR Swap Annual 5 Year + 4.10%), 4.75%		1,400	1,504,205
Bank of America Corp., Series V, (LIBOR USD 3 Month + 3.39%), 5.80%(a)(i)	USD	630	628,085
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(a)(i)	EUR	2,836	3,402,122
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	500	623,482
Bankia SA(a)(i):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	2,400	2,800,988
(EUR Swap Annual 5 Year + 6.22%), 6.37%		800	953,827
Barclays plc:
4.38%, 09/11/24	USD	28,717	29,436,678
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	2,100	2,418,398
5.20%, 05/12/26	USD	7,800	8,178,852
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(a)	EUR	800	892,948
CaixaBank SA(a)(i):
(EUR Swap Annual 5 Year + 6.50%), 6.75%		800	982,332
(EUR Swap Annual 5 Year + 4.50%), 5.25%		2,000	2,134,628
CIT Group, Inc.:
5.00%, 08/01/23	USD	3,919	4,183,532
4.75%, 02/16/24		2	2,125
5.25%, 03/07/25		11,075	12,140,969
6.13%, 03/09/28		10,335	11,756,063
6.00%, 04/01/36		20,937	20,021,006
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(i)	EUR	3,637	4,521,222
Erste Group Bank AG(a)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		1,600	2,087,715
(EUR Swap Annual 5 Year + 6.20%), 6.50%		800	1,041,584
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.81%(a)(i)	USD	2,290	1,602,405
HSBC Holdings plc, (USD Swap Rate 5 Year + 3.75%), 6.00%(a)(i)		24,053	24,594,192
ING Groep NV, (USD Swap Semi 5 Year + 4.20%), 6.75%(a)(i)		2,764	2,872,736
Intesa Sanpaolo SpA(a)(i):
(EUR Swap Annual 5 Year + 6.88%), 7.00%	EUR	1,999	2,392,494
(EUR Swap Annual 5 Year + 7.19%), 7.75%		1,583	2,025,947
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.81%(a)(i)	USD	1,240	982,700
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(a)(i)		6,571	7,081,895
UBS Group Funding Switzerland AG, (EUR Swap Annual 5 Year + 5.29%), 5.75%(a)(i)	EUR	4,238	5,303,843

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(i)	EUR	622	$707,620
6.57%, 01/14/22(b)	USD	2,800	2,976,561
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(i)	EUR	2,294	2,915,007
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		3,000	3,590,891
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(a)(i)		1,475	1,768,886
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		500	593,452

			193,133,013

Building Products — 0.6%(b)
Builders FirstSource, Inc., 6.75%, 06/01/27	USD	5,278	5,568,290
CPG Merger Sub LLC, 8.00%, 10/01/21		18,362	18,614,477
James Hardie International Finance DAC, 4.75%, 01/15/25		2,080	2,121,600
JELD-WEN, Inc.:
4.63%, 12/15/25		7,080	6,947,250
4.88%, 12/15/27		96	92,880
Masonite International Corp.:
5.63%, 03/15/23		593	610,790
5.75%, 09/15/26		7,031	7,241,930
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		5,037	5,320,331
Standard Industries, Inc.:
5.50%, 02/15/23		797	818,918
5.38%, 11/15/24		22,885	23,685,975
6.00%, 10/15/25		21,641	22,966,511

			93,988,952

Capital Markets — 0.3%
Credit Suisse Group AG(a)(i):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)		6,617	7,067,419
(USD Swap Semi 5 Year + 4.60%), 7.50%		969	1,065,900
Deutsche Bank AG, (USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		1,000	918,747
FS Energy & Power Fund, 7.50%, 08/15/23(b)		3,499	3,551,485
Lehman Brothers Holdings, Inc.(d)(e)(j):
5.38%, 10/17/12	EUR	4,550	107,098
4.75%, 01/16/14		14,545	344,014
(EURIBOR 3 Month + 0.30%), 0.00%, 02/05/14(a)		22,800	539,258
LPL Holdings, Inc., 5.75%, 09/15/25(b)	USD	3,669	3,756,139
MSCI, Inc.(b):
5.25%, 11/15/24		7,540	7,785,050
5.75%, 08/15/25		193	202,650
4.75%, 08/01/26		1,189	1,233,587
Owl Rock Capital Corp., 5.25%, 04/15/24		9,446	9,789,911
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		14,000	14,593,600

			50,954,858

Chemicals — 2.2%
Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(g)		12,372	12,155,490
Alpha 3 BV, 6.25%, 02/01/25(b)		63,469	62,516,965
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		28,625	29,483,750
Blue Cube Spinco LLC:
9.75%, 10/15/23		34,481	38,101,505
10.00%, 10/15/25		35,094	39,700,088
Chemours Co. (The):
6.63%, 05/15/23		5,462	5,649,729
4.00%, 05/15/26	EUR	6,952	7,905,119
5.38%, 05/15/27	USD	14,886	14,178,915

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 5.88%, 12/01/25(b)	USD	68,288	$71,104,880
Gates Global LLC, 6.00%, 07/15/22(b)		14,016	14,024,760
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		12,215	12,398,225
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	817	954,558
Momentive Performance Materials USA Escrow LLC, 8.88%, 10/15/20(d)(e)(j)	USD	22,758	2
Monitchem HoldCo 3 SA, 5.25%, 06/15/21	EUR	525	597,604
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	1,606	1,662,210
Olin Corp., 5.50%, 08/15/22		255	267,113
PQ Corp.(b):
6.75%, 11/15/22		14,100	14,598,294
5.75%, 12/15/25		23,317	23,579,316
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(i)	EUR	500	622,278
W.R. Grace & Co., 5.63%, 10/01/24(b)	USD	3,668	3,952,270

			353,453,071

Commercial Services & Supplies — 1.9%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	159	204,811
2.88%, 01/31/22		600	724,923
ADT Security Corp. (The):
6.25%, 10/15/21	USD	944	998,280
3.50%, 07/15/22		5,618	5,603,955
4.13%, 06/15/23		1,602	1,600,879
4.88%, 07/15/32(b)		19,085	16,460,812
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		7,587	7,937,899
APX Group, Inc.:
8.75%, 12/01/20		11,536	10,930,360
7.88%, 12/01/22		3,791	3,634,621
Aramark Services, Inc.:
5.00%, 04/01/25(b)		6,323	6,417,845
4.75%, 06/01/26		569	578,957
5.00%, 02/01/28(b)		24,082	24,774,358
Clean Harbors, Inc.(b):
4.88%, 07/15/27		14,216	14,448,432
5.13%, 07/15/29		7,014	7,154,280
GFL Environmental, Inc.(b):
7.00%, 06/01/26		14,568	14,913,990
8.50%, 05/01/27		16,552	17,814,090
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		7,258	6,160,228
Intrum AB, 2.75%, 07/15/22	EUR	1,871	2,147,819
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	2,927	2,978,223
Matthews International Corp., 5.25%, 12/01/25(b)		3,568	3,510,020
Mobile Mini, Inc., 5.88%, 07/01/24		31,303	32,242,090
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		5,499	5,402,767
Nielsen Finance LLC, 5.00%, 04/15/22(b)		21,120	21,067,200
Paprec Holding SA, 4.00%, 03/31/25	EUR	673	736,020
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23	USD	10,077	10,582,865
5.25%, 04/15/24		19,460	19,800,550
5.75%, 04/15/26		25,722	26,557,965
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		4,373	4,531,521
SPIE SA:
3.13%, 03/22/24	EUR	800	983,591
2.63%, 06/18/26		1,200	1,397,364
Stericycle, Inc., 5.38%, 07/15/24(b)	USD	12,818	13,380,326
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	1,200	1,447,701

6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	14,124	$14,367,074
Verisure Holding AB, 3.50%, 05/15/23	EUR	1,382	1,634,331
Verisure Midholding AB, 5.75%, 12/01/23		1,867	2,194,662
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	4,433	4,532,743

			309,853,552

Communications Equipment — 0.8%
CommScope, Inc.(b):
5.50%, 03/01/24		43,685	44,831,731
6.00%, 03/01/26		29,858	30,604,450
Nokia OYJ, 6.63%, 05/15/39		23,756	26,064,846
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24	EUR	900	1,069,852
ViaSat, Inc., 5.63%, 04/15/27(b)	USD	30,831	32,064,240

			134,635,119

Construction & Engineering — 0.1%
Brand Industrial Services, Inc.,
8.50%, 07/15/25(b)		8,620	7,811,875
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(i)	EUR	800	859,056
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	USD	11,036	11,284,310
6.25%, 03/15/26		3,485	3,537,275

			23,492,516

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	400	477,613
Cemex SAB de CV, 3.13%, 03/19/26		1,450	1,687,135
Holcim Finance Luxembourg SA, (EUR Swap Annual 5 Year + 3.07%), 3.00%(a)(i)		925	1,086,180

			3,250,928

Consumer Finance — 1.8%
Ally Financial, Inc.:
4.13%, 03/30/20	USD	1,900	1,918,373
4.13%, 02/13/22		577	591,425
3.88%, 05/21/24		10,301	10,545,649
5.75%, 11/20/25		1,161	1,284,240
8.00%, 11/01/31		110,554	146,120,327
Credit Acceptance Corp., 6.63%, 03/15/26(b)	.	7,636	8,027,345
Ford Motor Credit Co. LLC:
1.51%, 02/17/23	EUR	3,950	4,520,021
2.39%, 02/17/26		1,675	1,911,328
LeasePlan Corp. NV, (EURIBOR Swap Rate 5 Year + 7.56%), 7.38%(a)(i)		2,450	2,930,015
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(g)		3,436	3,706,537
Navient Corp.:
5.00%, 10/26/20	USD	4,891	4,988,820
6.63%, 07/26/21		9,208	9,748,970
6.50%, 06/15/22		1,229	1,305,493
5.50%, 01/25/23		14,751	15,156,653
7.25%, 09/25/23		6,192	6,609,960
5.88%, 10/25/24		9,013	9,114,396
6.75%, 06/25/25		2,087	2,160,045
6.75%, 06/15/26		3,959	4,107,462
Springleaf Finance Corp.:
5.63%, 03/15/23		3,727	3,959,937
6.13%, 03/15/24		21,774	23,407,050
6.88%, 03/15/25		16,178	17,714,586
7.13%, 03/15/26		4,041	4,427,421
6.63%, 01/15/28		11,443	12,015,150

			296,271,203

Security		Par (000)	Value
Containers & Packaging — 2.2%
Ardagh Packaging Finance plc:
4.63%, 05/15/23(b)	USD	52,712	$53,568,570
6.75%, 05/15/24	EUR	2,247	2,740,306
7.25%, 05/15/24(b)	USD	77,673	81,847,924
6.00%, 02/15/25(b)		7,605	7,880,681
4.75%, 07/15/27(b)	GBP	4,000	4,952,805
4.75%, 07/15/27		1,215	1,504,414
Berry Global Escrow Corp., 4.88%, 07/15/26(b)	USD	23,956	24,465,065
BWAY Holding Co.:
4.75%, 04/15/24	EUR	2,116	2,474,196
5.50%, 04/15/24(b)	USD	64,953	64,985,477
Crown Americas LLC:
4.50%, 01/15/23		569	592,471
4.75%, 02/01/26		16,589	17,045,198
4.25%, 09/30/26		19,859	20,256,180
Crown European Holdings SA, 3.38%, 05/15/25	EUR	1,932	2,438,534
Graphic Packaging International LLC:
4.88%, 11/15/22	USD	223	231,641
4.75%, 07/15/27(b)		6,475	6,644,969
Greif, Inc., 6.50%, 03/01/27(b)		4,058	4,189,885
Horizon Parent Holdings SARL, 8.25%, (8.25% Cash or 9.00% PIK), 02/15/22(g)	EUR	1,238	1,448,188
Intertape Polymer Group, Inc.,
7.00%, 10/15/26(b)	USD	5,610	5,799,337
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)	.	7,867	7,935,836
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		12,225	12,454,219
7.00%, 07/15/24		19,287	19,943,143
Sealed Air Corp.:
5.25%, 04/01/23(b)		534	560,700
4.50%, 09/15/23	EUR	426	549,799
5.13%, 12/01/24(b)	USD	2,230	2,341,500
6.88%, 07/15/33(b)		158	176,020
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	1,685	1,979,874

			349,006,932

Distributors — 0.4%
American Builders & Contractors Supply Co., Inc.(b):
5.75%, 12/15/23	USD	1,301	1,348,161
5.88%, 05/15/26		14,311	14,919,218
Core & Main LP, 6.13%, 08/15/25(b)		27,399	27,672,990
IAA, Inc., 5.50%, 06/15/27(b)		20,371	21,185,840
Parts Europe SA:
4.38%, 05/01/22	EUR	899	1,027,732
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(a)		1,247	1,425,053

			67,578,994

Diversified Consumer Services — 0.7%
Allied Universal Holdco LLC, 6.63%, 07/15/26(b)	USD	38,290	38,864,350
frontdoor, Inc., 6.75%, 08/15/26(b)		14,127	15,045,255
Graham Holdings Co., 5.75%, 06/01/26(b)		8,857	9,366,278
Laureate Education, Inc., 8.25%, 05/01/25(b)	.	5,260	5,746,550
Service Corp. International:
5.38%, 05/15/24		716	736,585
5.13%, 06/01/29		16,813	17,695,682
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		29,521	30,369,729

			117,824,429

Diversified Financial Services — 1.2%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	900	1,121,524
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)	EUR	115	132,074

7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	2,100	$2,753,569
Fairstone Financial, Inc., 7.88%, 07/15/24(b)	USD	4,756	4,845,175
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23	GBP	300	313,660
Garfunkelux Holdco 3 SA: 7.50%, 08/01/22	EUR	2,730	2,850,228
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)		650	616,978
HBOS Capital Funding LP, 6.85%(i)	USD	6,050	6,154,876
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(g)	EUR	2,576	2,997,875
Nexi Capital SpA, 4.13%, 11/01/23		519	611,083
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		3,109	3,614,391
4.50%, 05/15/26(b)		20,132	23,404,604
6.25%, 05/15/26(b)	USD	26,340	27,090,690
6.88%, 11/15/26	EUR	1,665	1,923,034
8.25%, 11/15/26(b)	USD	46,277	47,595,894
Vantiv LLC:
3.88%, 11/15/25	GBP	1,500	1,986,951
3.88%, 11/15/25(b)		1,746	2,312,811
Verscend Escrow Corp., 9.75%, 08/15/26(b)	USD	67,231	69,836,201

			200,161,618

Diversified Telecommunication Services — 5.4%
Altice France SA:
6.25%, 05/15/24(b)		7,049	7,260,470
7.38%, 05/01/26(b)		80,411	82,421,275
5.88%, 02/01/27	EUR	3,300	4,062,005
8.13%, 02/01/27(b)	USD	43,753	45,940,650
CCO Holdings LLC(b):
4.00%, 03/01/23		13,302	13,331,098
5.38%, 05/01/25		579	598,541
5.75%, 02/15/26		5,794	6,076,457
5.50%, 05/01/26		5,000	5,232,750
5.13%, 05/01/27		66,085	68,421,766
5.88%, 05/01/27		2,771	2,923,405
5.00%, 02/01/28		38,904	39,728,765
5.38%, 06/01/29		53,386	55,121,045
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		8,879	9,389,542
Series W, 6.75%, 12/01/23		6,279	6,773,471
Series Y, 7.50%, 04/01/24		18,219	20,154,769
5.63%, 04/01/25		11,764	11,999,280
Series U, 7.65%, 03/15/42		939	878,059
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		7,775	6,861,438
8.00%, 10/15/25		12,007	10,205,950
DKT Finance ApS, 9.38%, 06/17/23(b)		1,600	1,732,000
eircom Finance DAC, 3.50%, 05/15/26	EUR	1,230	1,444,088
Embarq Corp., 8.00%, 06/01/36	USD	20,503	19,843,213
Frontier Communications Corp.:
10.50%, 09/15/22		5,608	3,799,420
11.00%, 09/15/25		62,326	38,642,120
8.00%, 04/01/27(b)		66,924	69,600,960
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		35,867	32,728,638
8.50%, 10/15/24(b)		35,506	35,150,940
9.75%, 07/15/25(b)		48,451	49,420,020
Level 3 Financing, Inc.:
5.63%, 02/01/23		4,578	4,635,042
5.38%, 05/01/25		3,452	3,564,190
5.25%, 03/15/26		22,504	23,291,640
Level 3 Parent LLC, 5.75%, 12/01/22		5,863	5,914,301
Qualitytech LP, 4.75%, 11/15/25(b)		8,678	8,591,220

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Qwest Corp., 6.75%, 12/01/21	USD	8,930	$9,588,588
Sable International Finance Ltd., 5.75%, 09/07/27(b)		5,600	5,638,500
Sprint Capital Corp., 8.75%, 03/15/32		11,917	13,793,928
Telecom Italia Capital SA:
6.38%, 11/15/33		8,363	8,676,612
6.00%, 09/30/34		7,969	8,128,380
7.20%, 07/18/36		1,047	1,154,318
7.72%, 06/04/38		3,752	4,230,380
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	462	719,543
Telecom Italia SpA:
1.13%, 03/26/22(k)		3,300	3,701,134
5.88%, 05/19/23	GBP	400	552,367
4.00%, 04/11/24	EUR	5,364	6,584,258
5.30%, 05/30/24(b)	USD	28,941	29,953,935
2.75%, 04/15/25	EUR	3,713	4,260,481
Telesat Canada, 8.88%, 11/15/24(b)	USD	6,251	6,766,708
Virgin Media Finance plc(b):
6.00%, 10/15/24		3,000	3,108,750
5.75%, 01/15/25		37,396	38,704,486
Virgin Media Secured Finance plc:
5.25%, 01/15/21		1,200	1,251,300
5.25%, 01/15/26(b)		11,618	11,905,081
4.88%, 01/15/27	GBP	3,815	4,978,092
6.25%, 03/28/29		100	134,116
5.50%, 05/15/29(b)	USD	16,074	16,310,288

			875,879,773

Electric Utilities — 0.6%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	2,714	3,201,787
4.13%, 08/01/25		600	722,172
DPL, Inc., 7.25%, 10/15/21	USD	1,096	1,178,200
Edison International, 5.75%, 06/15/27		2,055	2,207,214
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(a)	EUR	500	621,141
Naturgy Finance BV(a)(i):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		3,100	3,829,140
(EUR Swap Annual 9 Year + 3.08%), 3.38%		2,800	3,347,181
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	USD	26,174	26,338,111
4.25%, 09/15/24		5,804	5,834,761
4.50%, 09/15/27		5,542	5,472,725
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		10,550	10,612,062
5.50%, 09/01/26		310	327,438
5.63%, 02/15/27		381	403,384
5.00%, 07/31/27		10,088	10,453,690
4.30%, 07/15/29		16,354	16,579,031

			91,128,037

Electrical Equipment — 0.4%
Orano SA, 3.38%, 04/23/26	EUR	2,000	2,355,980
Sensata Technologies BV(b):
5.63%, 11/01/24	USD	2,346	2,527,815
5.00%, 10/01/25		13,835	14,422,987
SGL Carbon SE, 4.63%, 09/30/24	EUR	727	857,325
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	23,115	22,132,613
Vertiv Group Corp. (Acquired 05/09/19, cost $26,185,150), 10.00%, 06/30/24(d)(l)		26,995	27,602,387

			69,899,107

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., 4.13%, 10/15/26	EUR	2,420	2,927,401
CDW LLC, 5.50%, 12/01/24	USD	24,375	26,056,875
Itron, Inc., 5.00%, 01/15/26(b)	USD	1,171	1,197,347

			30,181,623

8

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services — 1.9%
Apergy Corp., 6.38%, 05/01/26		7,693	$7,750,697
Archrock Partners LP, 6.88%, 04/01/27(b)		6,963	7,277,031
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		9,361	5,803,820
Ensco Rowan plc:
4.70%, 03/15/21		2,480	2,304,590
4.50%, 10/01/24		3,057	2,277,465
5.20%, 03/15/25		4,340	3,189,900
7.75%, 02/01/26		7,298	5,437,010
5.75%, 10/01/44		6,087	3,500,025
Nabors Industries, Inc.:
5.00%, 09/15/20		1,364	1,367,410
4.63%, 09/15/21		12,053	11,751,675
5.50%, 01/15/23		2,496	2,333,760
Noble Holding International Ltd.:
7.75%, 01/15/24		669	510,113
7.88%, 02/01/26(b)		46,084	39,646,982
5.25%, 03/15/42		4,600	2,449,500
Pacific Drilling SA, 8.38%, 10/01/23(b)		45,746	45,288,540
Precision Drilling Corp.:
5.25%, 11/15/24		701	648,425
7.13%, 01/15/26(b)		5,140	4,972,950
Rowan Cos., Inc., 4.88%, 06/01/22		23,590	21,732,287
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		11,775	12,127,941
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		13,267	14,021,561
Transocean Sentry Ltd., 5.38%, 05/15/23(b)		16,569	16,589,711
Transocean, Inc.:
6.50%, 11/15/20		1,241	1,278,230
8.51%, 12/15/21		549	577,136
5.80%, 10/15/22		300	294,750
9.00%, 07/15/23(b)		23,351	24,868,815
7.25%, 11/01/25(b)		14,952	14,167,020
7.50%, 01/15/26(b)		11,377	10,836,593
USA Compression Partners LP:
6.88%, 04/01/26		21,894	23,150,716
6.88%, 09/01/27(b)		14,041	14,744,594

			300,899,247

Entertainment — 0.8%
Ascend Learning LLC:
6.88%, 08/01/25(b)		30,525	31,052,193
Entertainment One Ltd., 4.63%, 07/15/26	GBP	1,679	2,191,949
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	1,199	1,260,449
5.88%, 11/01/24		10,166	10,420,150
Live Nation Entertainment, Inc.(b):
5.38%, 06/15/22		228	230,850
4.88%, 11/01/24		1,849	1,902,159
Netflix, Inc.:
4.88%, 04/15/28		3,661	3,775,406
5.88%, 11/15/28		43,661	48,337,966
3.88%, 11/15/29	EUR	3,710	4,569,919
5.38%, 11/15/29(b)	USD	31,926	33,911,478

			137,652,519

Equity Real Estate Investment Trusts (REITs) — 2.1%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		8,328	8,577,840
CyrusOne LP:
5.00%, 03/15/24		2,777	2,853,367
5.38%, 03/15/27		4,163	4,381,558

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.:
5.38%, 04/01/23	USD	4,606	$4,698,120
2.88%, 03/15/24	EUR	2,251	2,674,794
2.88%, 10/01/25		3,339	3,958,330
5.88%, 01/15/26	USD	21,100	22,339,625
2.88%, 02/01/26	EUR	414	492,855
5.38%, 05/15/27	USD	6,905	7,401,953
GLP Capital LP:
5.38%, 11/01/23		1,410	1,511,774
5.25%, 06/01/25		8,615	9,230,111
5.38%, 04/15/26		3,645	3,941,885
5.75%, 06/01/28		3,199	3,525,202
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	1,832	2,305,228
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	823	965,948
4.88%, 09/15/27(b)	USD	20,648	20,467,330
iStar, Inc.:
4.63%, 09/15/20		1,946	1,963,027
6.00%, 04/01/22		852	873,300
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		44,070	47,485,425
4.50%, 09/01/26		23,001	23,604,776
4.50%, 01/15/28		16,279	16,156,908
MPT Operating Partnership LP:
5.50%, 05/01/24		7,145	7,323,625
5.25%, 08/01/26		3,406	3,550,755
5.00%, 10/15/27		49,470	50,954,100
SBA Communications Corp.:
4.88%, 07/15/22		1,888	1,911,827
4.00%, 10/01/22		20,023	20,298,316
4.88%, 09/01/24		52,935	54,523,050
VICI Properties 1 LLC, 8.00%, 10/15/23		5,645	6,237,205

			334,208,234

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC, 5.75%, 03/15/25		6,843	6,896,375
Distribuidora Internacional de Alimentacion SA:
1.50%, 07/22/19	EUR	1,300	1,463,078
1.00%, 04/28/21		2,100	1,958,086
Hipercor SA, 3.88%, 01/19/22		1,300	1,581,898
Iceland Bondco plc, 4.63%, 03/15/25	GBP	500	572,113
Tesco Corporate Treasury Services plc, 2.50%, 05/02/25		1,308	1,700,157

			14,171,707

Food Products — 1.2%
B&G Foods, Inc., 5.25%, 04/01/25	USD	143	144,430
Boparan Finance plc, 5.50%, 07/15/21	GBP	350	244,398
Chobani LLC, 7.50%, 04/15/25(b)	USD	6,261	5,854,035
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		8,309	8,682,905
JBS Investments GmbH, 6.25%, 02/05/23(b)		300	306,000
JBS Investments II GmbH, 7.00%, 01/15/26(b)		800	866,400
JBS USA LUX SA(b):
5.88%, 07/15/24		28,109	28,916,572
5.75%, 06/15/25		38,785	40,433,362
6.75%, 02/15/28		5,284	5,726,535
6.50%, 04/15/29		42,228	45,870,165
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	1,000	1,176,671
Post Holdings, Inc.(b):
5.50%, 03/01/25	USD	11,083	11,443,197
5.00%, 08/15/26		2,925	2,965,219
5.75%, 03/01/27		13,493	13,931,522
5.63%, 01/15/28		3,517	3,613,718
5.50%, 12/15/29		12,186	12,216,465
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	800	1,073,870
Simmons Foods, Inc., 7.75%, 01/15/24(b)	USD	13,492	14,537,630

			198,003,094

9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)	16,309	$16,859,429

Health Care Equipment & Supplies — 0.8%
Hologic, Inc.(b):
4.38%, 10/15/25	13,564	13,750,505
4.63%, 02/01/28	7,102	7,208,530
Immucor, Inc., 11.13%, 02/15/22(b)	4,666	4,759,320
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)	78,539	75,004,745
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)	22,659	22,942,238
Teleflex, Inc.:
5.25%, 06/15/24	414	425,256
4.88%, 06/01/26	9,384	9,735,900
4.63%, 11/15/27	930	956,737

		134,783,231

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	6,468	6,500,340
6.50%, 03/01/24	11,306	11,786,505
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	6,948	7,486,470
Centene Corp.:
4.75%, 01/15/25	4,306	4,444,696
5.38%, 06/01/26(b)	88,344	92,871,630
Community Health Systems, Inc.(b):
8.63%, 01/15/24	29,262	29,262,000
8.00%, 03/15/26	19,724	18,978,433
DaVita, Inc., 5.00%, 05/01/25	274	270,506
Eagle Holding Co. II LLC(b)(g):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22	4,645	4,668,225
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22	17,757	17,890,178
Encompass Health Corp., 5.75%, 11/01/24	428	435,832
Envision Healthcare Corp., 8.75%, 10/15/26(b)	15,943	11,120,243
HCA, Inc.:
5.88%, 05/01/23	1,187	1,290,720
5.38%, 02/01/25	23,742	25,626,521
5.88%, 02/15/26	1,364	1,507,220
5.38%, 09/01/26	19,928	21,472,420
5.63%, 09/01/28	53,897	58,343,502
5.88%, 02/01/29	30,422	33,350,118
MEDNAX, Inc.(b):
5.25%, 12/01/23	8,268	8,164,650
6.25%, 01/15/27	37,349	36,742,079
Molina Healthcare, Inc.:
5.38%, 11/15/22	9,225	9,594,000
4.88%, 06/15/25(b)	13,419	13,620,285
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	18,237	17,100,835
NVA Holdings, Inc., 6.88%, 04/01/26(b)	8,631	9,019,395
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(g)	33,835	29,859,681
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)	28,682	30,528,404
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25	23,810	20,595,650
10.00%, 04/15/27	9,834	9,809,415
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	12,908	9,874,620

Security	Par (000)		Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
6.00%, 10/01/20	USD	1,195	$1,230,178
8.13%, 04/01/22		48,800	51,179,000
4.63%, 07/15/24		31,335	31,726,687
6.25%, 02/01/27(b)		64,867	67,137,345
Vizient, Inc., 6.25%, 05/15/27(b)		15,397	16,263,851
WellCare Health Plans, Inc.:
5.25%, 04/01/25		15,431	16,086,818
5.38%, 08/15/26(b)		17,917	18,992,020

			744,830,472

Health Care Technology — 0.3%
IQVIA, Inc.:
3.50%, 10/15/24	EUR	600	699,316
3.25%, 03/15/25(b)		1,962	2,297,795
3.25%, 03/15/25		9,875	11,565,099
5.00%, 10/15/26(b)	USD	12,852	13,269,690
5.00%, 05/15/27(b)		24,332	25,122,790

			52,954,690

Hotels, Restaurants & Leisure — 4.0%
1011778 BC ULC(b):
4.63%, 01/15/22		1,094	1,094,000
4.25%, 05/15/24		29,791	30,126,149
5.00%, 10/15/25		89,655	90,354,309
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,140	1,338,320
Boyd Gaming Corp., 6.00%, 08/15/26	USD	5,051	5,309,864
Boyne USA, Inc., 7.25%, 05/01/25(b)		8,944	9,681,880
Cedar Fair LP, 5.25%, 07/15/29(b)		13,944	14,227,203
Churchill Downs, Inc.(b):
5.50%, 04/01/27		28,399	29,730,203
4.75%, 01/15/28		14,204	14,271,469
Cirsa Finance International SARL:
6.25%, 12/20/23	EUR	1,257	1,552,357
4.75%, 05/22/25		466	556,383
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		500	565,718
7.63%, 11/01/21(b)	USD	300	290,897
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	1,511	1,920,655
4.88%, 08/28/25		350	444,588
EI Group plc, 6.38%, 02/15/22		388	504,084
Eldorado Resorts, Inc., 6.00%, 09/15/26	USD	4,789	5,231,982
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		5,535	5,666,456
Golden Nugget, Inc., 6.75%, 10/15/24(b)		53,980	55,599,400
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		9,432	9,573,480
5.13%, 05/01/26		17,116	17,864,825
4.88%, 01/15/30(b)		49,979	51,478,370
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		966	988,943
4.88%, 04/01/27		9,576	9,896,317
International Game Technology plc, 3.50%, 06/15/26	EUR	2,250	2,654,418
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	2,701	2,687,495
KFC Holding Co.(b):
5.00%, 06/01/24		2,000	2,067,500
5.25%, 06/01/26		11,539	12,101,411
4.75%, 06/01/27		5,832	5,977,800
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		1,952	2,093,520
MGM Resorts International:
6.63%, 12/15/21		29,211	31,547,880
7.75%, 03/15/22		25,414	28,336,610
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	1,145	1,537,267

10

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	7,952	$8,130,920
5.25%, 11/15/23		8,281	8,529,430
Scientific Games International, Inc.:
5.00%, 10/15/25(b)		33,609	33,945,090
3.38%, 02/15/26	EUR	8,200	9,349,301
8.25%, 03/15/26(b)	USD	41,648	43,729,984
Sisal Group SpA, 7.00%, 07/31/23	EUR	1,000	1,168,275
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	14,975	15,208,984
5.50%, 04/15/27		20,563	21,385,520
Station Casinos LLC, 5.00%, 10/01/25(b)		10,943	10,970,357
Stonegate Pub Co. Financing plc(a):
(LIBOR GBP 3 Month + 4.38%), 5.16%, 03/15/22	GBP	951	1,207,607
(LIBOR GBP 3 Month + 6.25%), 7.04%, 03/15/22		1,029	1,312,861
Viking Cruises Ltd., 5.88%, 09/15/27(b)	USD	44,729	45,288,112
Wyndham Destinations, Inc.:
5.40%, 04/01/24		288	301,663
5.75%, 04/01/27		170	177,437
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		4,841	5,064,896
Wynn Macau Ltd., 4.88%, 10/01/24(b)		3,531	3,472,518
Yum! Brands, Inc., 5.35%, 11/01/43		718	642,610

			657,157,318

Household Durables — 0.7%
Brookfield Residential Properties, Inc., 6.13%, 07/01/22(b)		959	975,783
Lennar Corp.:
8.38%, 01/15/21		7,612	8,182,900
6.25%, 12/15/21		3,054	3,221,970
4.88%, 12/15/23		3,645	3,840,919
5.25%, 06/01/26		2,830	3,013,950
4.75%, 11/29/27		14,270	15,019,175
Mattamy Group Corp.(b):
6.88%, 12/15/23		3,699	3,851,584
6.50%, 10/01/25		6,095	6,422,606
MDC Holdings, Inc., 6.00%, 01/15/43		5,518	5,159,330
Meritage Homes Corp., 5.13%, 06/06/27		4,439	4,505,585
PulteGroup, Inc.:
6.38%, 05/15/33		13,326	14,208,847
6.00%, 02/15/35		7,702	7,894,550
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		12,752	12,975,160
Tempur Sealy International, Inc., 5.50%, 06/15/26		218	226,175
TRI Pointe Group, Inc.:
4.88%, 07/01/21		882	899,640
5.88%, 06/15/24		1,663	1,716,549
5.25%, 06/01/27		4,355	4,191,687
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		5,775	6,063,750
6.88%, 08/15/23		14,884	15,516,570

			117,886,730

Household Products — 0.1%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		1,523	1,564,883
7.75%, 01/15/27		12,731	13,779,143
Spectrum Brands, Inc., 6.63%, 11/15/22		152	155,648

			15,499,674

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers — 1.9%
AES Corp.:
4.50%, 03/15/23	USD	570	$585,675
4.88%, 05/15/23		26	26,456
5.50%, 04/15/25		1,869	1,941,424
6.00%, 05/15/26		1,514	1,604,840
Calpine Corp.:
6.00%, 01/15/22(b)		2,726	2,739,630
5.38%, 01/15/23		52,375	52,983,074
5.88%, 01/15/24(b)		2,509	2,565,452
5.50%, 02/01/24		776	768,240
5.75%, 01/15/25		24,350	24,167,375
5.25%, 06/01/26(b)		36,491	37,129,593
Clearway Energy Operating LLC:
5.38%, 08/15/24		15,327	15,595,222
5.75%, 10/15/25(b)		12,875	13,068,125
NRG Energy, Inc.:
3.75%, 06/15/24(b)		7,805	8,018,530
6.63%, 01/15/27		33,684	36,589,245
5.75%, 01/15/28		17,615	18,892,087
4.45%, 06/15/29(b)		16,985	17,672,621
5.25%, 06/15/29(b)		36,576	39,044,880
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		6,341	6,436,115
Talen Energy Supply LLC:
6.50%, 06/01/25		2,582	2,162,425
10.50%, 01/15/26(b)		2,376	2,370,060
7.25%, 05/15/27(b)		11,942	12,240,550
6.63%, 01/15/28(b)		8,870	8,814,563

			305,416,182

Insurance — 1.1%
Acrisure LLC, 8.13%, 02/15/24(b)		5,828	6,017,410
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.63%(a)(i)	EUR	1,025	1,292,248
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)	USD	67,693	69,365,017
AmWINS Group, Inc., 7.75%, 07/01/26(b)		6,308	6,528,780
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		10,384	9,760,960
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	1,100	1,500,179
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		1,377	1,793,972
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(i)		800	1,055,503
6.00%, 01/23/27		500	707,237
CNO Financial Group, Inc., 5.25%, 05/30/29	USD	18,545	20,074,963
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		10,665	10,718,325
HUB International Ltd., 7.00%, 05/01/26(b)		50,513	51,207,554
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(i)	EUR	1,154	1,438,705

			181,460,853

Interactive Media & Services — 0.1%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)	USD	9,073	8,324,478

Internet & Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		16,515	17,093,025
GrubHub Holdings, Inc., 5.50%, 07/01/27(b)		6,538	6,710,407
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	999	1,170,357

			24,973,789

IT Services — 1.7%
Alliance Data Systems Corp.(b):
5.88%, 11/01/21	USD	5,383	5,541,260
5.38%, 08/01/22		20,011	20,271,143

11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	1,747	$1,647,877
9.75%, 09/01/26(b)	USD	66,588	57,765,090
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		17,004	17,259,060
Fiserv, Inc.:
3.50%, 07/01/29		18,700	19,221,423
4.40%, 07/01/49		4,860	5,113,066
Gartner, Inc., 5.13%, 04/01/25(b)		15,196	15,621,488
InterXion Holding NV, 4.75%, 06/15/25	EUR	1,510	1,868,119
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	17,506	18,031,180
United Group BV:
4.38%, 07/01/22	EUR	1,448	1,683,383
4.88%, 07/01/24		3,096	3,651,104
WEX, Inc., 4.75%, 02/01/23(b)	USD	8,539	8,581,695
Zayo Group LLC:
6.00%, 04/01/23		10,941	11,187,173
6.38%, 05/15/25		18,418	18,785,439
5.75%, 01/15/27(b)		63,381	64,577,633

			270,806,133

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(b)		33,607	34,573,201

Life Sciences Tools & Services — 1.1%
Avantor, Inc.:
4.75%, 10/01/24	EUR	1,237	1,505,054
6.00%, 10/01/24(b)	USD	82,300	87,567,200
9.00%, 10/01/25(b)		51,147	57,028,905
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		18,584	19,555,943
Syneos Health, Inc., 7.50%, 10/01/24(b)		10,284	10,746,780

			176,403,882

Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		9,042	9,426,285
Colfax Corp.(b):
6.00%, 02/15/24		25,413	26,874,247
6.38%, 02/15/26		14,723	15,790,418
EnPro Industries, Inc., 5.75%, 10/15/26		2,037	2,082,832
Grinding Media, Inc., 7.38%, 12/15/23(b)		13,098	12,541,335
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		6,911	6,911,000
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		11,150	11,526,312
Navistar International Corp., 6.63%, 11/01/25(b)		21,541	22,564,198
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	2,823	3,229,743
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	25,078	25,391,475
SPX FLOW, Inc.(b):
5.63%, 08/15/24		7,784	8,114,820
5.88%, 08/15/26		2,484	2,608,200
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		7,007	7,383,626
Terex Corp., 5.63%, 02/01/25(b)		9,563	9,706,445
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		28,430	25,587,000
Wabash National Corp., 5.50%, 10/01/25(b)		12,832	12,158,320

			201,896,256

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	500	494,545

Media — 7.6%
Adelphia Commercial Bonds, Escrow, Series B, 10.50%, 07/15/04(d)(e)(j)	USD	800	—
Altice Financing SA(b):
6.63%, 02/15/23		48,659	49,875,475
7.50%, 05/15/26		22,427	22,541,378
Altice Finco SA, 7.63%, 02/15/25(b)		712	683,520

Security	Par (000)		Value

Media (continued)
Altice Luxembourg SA:
7.75%, 05/15/22(b)	USD	9,122	$9,270,232
7.63%, 02/15/25(b)		43,773	41,173,978
8.00%, 05/15/27	EUR	654	756,190
10.50%, 05/15/27(b)	USD	24,760	25,440,900
AMC Networks, Inc.:
4.75%, 12/15/22		1,101	1,114,829
5.00%, 04/01/24		2,528	2,600,680
4.75%, 08/01/25		16,948	17,117,480
Century Communications Corp., Escrow, 0.00%, 03/15/13(d)(e)(j)		625	—
Clear Channel International BV, 8.75%, 12/15/20(b)		40,343	41,250,717
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		125,234	127,703,607
9.25%, 02/15/24(b)		108,529	117,753,965
CSC Holdings LLC:
5.13%, 12/15/21(b)		41,749	41,749,000
5.38%, 07/15/23(b)		26,215	26,935,913
5.25%, 06/01/24		33,196	34,482,345
7.75%, 07/15/25(b)		27,235	29,465,547
6.63%, 10/15/25(b)		866	926,620
10.88%, 10/15/25(b)		77,009	88,271,566
5.50%, 05/15/26(b)		32,603	34,190,766
5.38%, 02/01/28(b)		14,342	14,897,752
6.50%, 02/01/29(b)		42,219	46,071,484
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(b)		10,246	10,218,336
DISH DBS Corp.:
6.75%, 06/01/21		20,670	21,677,662
5.88%, 07/15/22		49,602	50,346,030
5.00%, 03/15/23		25,142	24,293,458
5.88%, 11/15/24		898	849,733
Entercom Media Corp., 6.50%, 05/01/27(b)		7,589	7,892,560
GCI LLC, 6.63%, 06/15/24(b)		7,449	7,805,062
Gray Television, Inc.(b):
5.13%, 10/15/24		1,771	1,804,206
7.00%, 05/15/27		14,812	16,071,020
iHeartCommunications, Inc., 6.38%, 05/01/26		8,374	8,887,356
MDC Partners, Inc., 6.50%, 05/01/24(b)		13,717	12,605,374
Meredith Corp., 6.88%, 02/01/26		6,675	7,083,043
Midcontinent Communications, 6.88%, 08/15/23(b)		13,743	14,258,363
Nexstar Escrow, Inc., 5.63%, 07/15/27(b)		10,156	10,397,205
Outfront Media Capital LLC:
5.88%, 03/15/25		5,815	6,011,256
5.00%, 08/15/27(b)		32,917	33,697,133
Quebecor Media, Inc., 5.75%, 01/15/23		1,537	1,644,590
Radiate Holdco LLC(b):
6.88%, 02/15/23		3,219	3,219,000
6.63%, 02/15/25		5,619	5,436,383
SES SA(a)(i):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	500	598,683
(EUR Swap Annual 5 Year + 5.40%), 5.63%		3,000	3,752,430
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	12,523	12,814,536
5.38%, 04/15/25		1,248	1,287,000
5.38%, 07/15/26		278	288,078
5.00%, 08/01/27		35,601	36,220,457
5.50%, 07/01/29		19,082	19,562,866
Summer BidCo BV, 0.00%, (0.00% Cash or 9.75% PIK), 11/15/25(g)	EUR	1,131	1,341,489
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	2,361	2,420,025
Tele Columbus AG, 3.88%, 05/02/25	EUR	400	423,142

12

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	23,000	$23,345,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	2,629	3,243,654
Tribune Media Co., 5.88%, 07/15/22	USD	2,425	2,467,195
Unitymedia GmbH, 3.75%, 01/15/27	EUR	3,960	4,767,507
Unitymedia Hessen GmbH & Co. KG:
3.50%, 01/15/27		394	474,173
6.25%, 01/15/29		2,080	2,629,585
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	8,175	7,991,062
5.13%, 02/15/25		6,595	6,273,494
UPC Holding BV:
5.50%, 01/15/28(b)		2,760	2,773,800
3.88%, 06/15/29	EUR	1,200	1,432,746
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)	USD	6,009	6,176,110
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	3,054	3,681,065
Videotron Ltd., 5.13%, 04/15/27(b)	USD	4,323	4,512,131
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	1,728	2,050,406
5.50%, 04/15/26(b)	USD	6,577	6,790,095
3.63%, 10/15/26	EUR	822	986,104
Ziggo Bond Co. BV:
7.13%, 05/15/24		180	212,578
4.63%, 01/15/25		1,800	2,113,300
5.88%, 01/15/25(b)	USD	25,738	26,006,190
6.00%, 01/15/27(b)		7,555	7,573,888
Ziggo BV:
4.25%, 01/15/27	EUR	4,711	5,678,290
5.50%, 01/15/27(b)	USD	23,019	23,415,157

			1,241,773,950

Metals & Mining — 2.6%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)		3,593	3,754,685
Big River Steel LLC, 7.25%, 09/01/25(b)		15,414	16,193,178
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		5,831	5,918,465
Constellium NV(b):
5.75%, 05/15/24		38,243	39,199,075
6.63%, 03/01/25		17,252	17,942,080
5.88%, 02/15/26		26,433	27,159,908
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		21,790	21,871,713
3.88%, 03/15/23		39,813	39,813,000
4.55%, 11/14/24		31,645	32,349,101
5.45%, 03/15/43		94,104	86,105,160
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		5,799	6,132,442
Kaiser Aluminum Corp., 5.88%, 05/15/24		8,483	8,822,320
Mineral Resources Ltd., 8.13%, 05/01/27(b)		14,774	15,383,427
Novelis Corp.(b):
6.25%, 08/15/24		38,697	40,572,257
5.88%, 09/30/26		30,474	30,854,925
Steel Dynamics, Inc.:
5.25%, 04/15/23		2,444	2,486,770
5.50%, 10/01/24		3,949	4,092,151
4.13%, 09/15/25		5,151	5,125,245
5.00%, 12/15/26		7,051	7,350,668
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		4,349	4,245,711
thyssenkrupp AG, 2.88%, 02/22/24	EUR	4,272	5,063,754

			420,436,035

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	5,368	5,515,620

Security	Par (000)		Value

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	770	$989,205

Multi-Utilities — 0.0%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	1,818	2,109,816

Oil, Gas & Consumable Fuels — 8.4%
Aker BP ASA, 4.75%, 06/15/24(b)	USD	13,718	14,139,143
Antero Midstream Partners LP, 5.38%, 09/15/24		4,198	4,171,762
Antero Resources Corp.:
5.13%, 12/01/22		2,702	2,593,920
5.63%, 06/01/23		8,119	7,836,459
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		13,989	14,809,455
7.00%, 11/01/26		5,046	4,604,475
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		5,204	5,047,880
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		8,238	7,743,720
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		4,888	4,105,920
Callon Petroleum Co.:
6.13%, 10/01/24		7,204	7,276,040
6.38%, 07/01/26		14,717	14,864,170
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		6,770	6,533,050
8.25%, 07/15/25		13,432	13,230,520
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		7,882	7,960,820
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		7,855	4,870,100
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		25,639	29,487,414
5.88%, 03/31/25		22,465	25,020,394
5.13%, 06/30/27		53,174	57,760,257
Cheniere Energy Partners LP:
5.25%, 10/01/25		3,159	3,265,616
5.63%, 10/01/26(b)		6,441	6,795,255
Chesapeake Energy Corp.:
6.63%, 08/15/20		9,925	9,999,437
4.88%, 04/15/22		7,086	6,696,270
5.75%, 03/15/23		8,160	7,650,000
7.00%, 10/01/24		11,258	10,104,055
8.00%, 01/15/25		8,358	7,752,045
8.00%, 03/15/26(b)		8,361	7,587,608
8.00%, 06/15/27		19,441	17,132,381
CNX Resources Corp., 5.88%, 04/15/22		62,821	60,936,370
Comstock Resources, Inc., 9.75%, 08/15/26		8,592	6,594,360
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		28,985	31,376,263
Covey Park Energy LLC, 7.50%, 05/15/25(b)		8,373	6,028,560
Crestwood Midstream Partners LP:
6.25%, 04/01/23		6,875	7,012,500
5.63%, 05/01/27(b)		14,097	14,061,758
CrownRock LP, 5.63%, 10/15/25(b)		45,415	45,528,538
DCP Midstream Operating LP:
5.38%, 07/15/25		9,807	10,334,126
5.13%, 05/15/29		14,672	15,075,480
6.45%, 11/03/36(b)		14,865	15,608,250
6.75%, 09/15/37(b)		14,840	15,953,000
Denbury Resources, Inc., 9.25%, 03/31/22(b)		23,231	21,779,063
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(i)(k)	EUR	700	828,697
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	22,285	23,092,831
5.75%, 01/30/28		24,556	25,845,190
EnLink Midstream LLC, 5.38%, 06/01/29		502	514,550

13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.40%, 04/01/24	USD	15,656	$15,831,817
4.15%, 06/01/25		522	511,560
4.85%, 07/15/26		2,839	2,860,293
5.60%, 04/01/44		12,523	11,489,852
5.05%, 04/01/45		14,849	12,398,915
5.45%, 06/01/47		11,236	9,606,780
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		19,756	16,891,380
5.63%, 02/01/26		18,451	14,899,183
Genesis Energy LP:
6.00%, 05/15/23		4,508	4,474,190
5.63%, 06/15/24		3,956	3,807,650
6.50%, 10/01/25		715	698,913
6.25%, 05/15/26		6,950	6,706,750
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		23,732	19,282,250
Gulfport Energy Corp.:
6.63%, 05/01/23		2,996	2,576,560
6.00%, 10/15/24		5,930	4,580,925
6.38%, 01/15/26		5,856	4,435,920
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		10,598	10,902,693
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		13,372	12,001,370
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		1,933	1,971,660
Matador Resources Co., 5.88%, 09/15/26		16,329	16,492,290
MEG Energy Corp.(b):
6.38%, 01/30/23		5,506	5,244,465
6.50%, 01/15/25		38,527	38,719,635
Murphy Oil Corp.:
5.75%, 08/15/25		8,482	8,790,745
7.05%, 05/01/29		815	886,312
5.63%, 12/01/42		9,129	8,170,455
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		1,465	1,486,975
NGPL PipeCo LLC(b):
4.88%, 08/15/27		25,586	27,089,177
7.77%, 12/15/37		20,410	25,920,700
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 1.00% PIK), 05/15/23(g)		19,064	19,683,238
NuStar Logistics LP, 6.00%, 06/01/26		7,978	8,257,230
Oasis Petroleum, Inc.:
6.88%, 03/15/22		2,334	2,328,165
6.88%, 01/15/23		910	910,000
6.25%, 05/01/26(b)		2,025	1,959,187
Parkland Fuel Corp., 5.88%, 07/15/27(b)		10,796	10,968,196
Parsley Energy LLC(b):
6.25%, 06/01/24		3,672	3,818,880
5.38%, 01/15/25		18,270	18,726,750
5.25%, 08/15/25		6,084	6,175,260
5.63%, 10/15/27		10,644	11,122,980
PBF Holding Co. LLC, 7.25%, 06/15/25		9,589	10,044,477
PDC Energy, Inc.:
1.13%, 09/15/21(k)		484	453,295
6.13%, 09/15/24		1,849	1,849,000
5.75%, 05/15/26		6,740	6,622,050
QEP Resources, Inc.:
6.88%, 03/01/21		10,814	11,111,385
5.38%, 10/01/22		14,688	14,284,080
5.25%, 05/01/23		5,483	5,277,387
5.63%, 03/01/26		13,859	13,027,460

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
5.88%, 07/01/22	USD	1,294	$1,281,060
5.00%, 08/15/22		3,682	3,493,298
4.88%, 05/15/25		735	644,962
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(i)	EUR	1,151	1,377,514
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,714	2,213,908
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23	USD	663	674,603
6.88%, 06/30/23		503	509,916
5.38%, 09/30/25		4,094	3,940,475
SM Energy Co.:
6.13%, 11/15/22		10,690	10,609,825
5.00%, 01/15/24		6,742	6,185,785
5.63%, 06/01/25		8,591	7,817,810
6.75%, 09/15/26		893	837,187
Southwestern Energy Co.:
6.20%, 01/23/25		4,863	4,437,487
7.50%, 04/01/26		2,911	2,757,823
7.75%, 10/01/27		8,367	8,011,403
Sunoco LP:
4.88%, 01/15/23		11,268	11,507,445
5.50%, 02/15/26		9,479	9,870,009
6.00%, 04/15/27(b)		2,077	2,180,850
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		5,885	5,966,037
5.50%, 09/15/24		13,142	13,569,115
5.50%, 01/15/28		49,705	50,264,181
Targa Resources Partners LP:
4.25%, 11/15/23		3,270	3,270,000
5.13%, 02/01/25		4,963	5,124,297
5.88%, 04/15/26		16,678	17,678,680
5.38%, 02/01/27		5,678	5,876,730
6.50%, 07/15/27(b)		15,935	17,389,069
5.00%, 01/15/28		12,018	12,048,045
6.88%, 01/15/29(b)		44,936	49,820,094
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		9,326	9,314,342
6.63%, 06/15/25(m)		2,845	2,987,250
5.00%, 01/31/28		17,398	17,463,243
Whiting Petroleum Corp., 6.63%, 01/15/26		3,945	3,804,459
WPX Energy, Inc.:
6.00%, 01/15/22		2,352	2,451,960
8.25%, 08/01/23		15,249	17,383,860
5.75%, 06/01/26		6,302	6,546,202

			1,364,265,061

Paper & Forest Products — 0.1%
Mercer International, Inc.:
6.50%, 02/01/24		6,263	6,482,205
5.50%, 01/15/26		4,366	4,344,170
Norbord, Inc., 6.25%, 04/15/23(b)		9,325	9,849,531

			20,675,906

Personal Products — 0.1%(b)
Avon International Capital plc, 6.50%, 08/15/22		5,504	5,545,280
Coty, Inc., 6.50%, 04/15/26		9,296	9,051,980

			14,597,260

Pharmaceuticals — 2.7%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		15,014	16,797,663
8.50%, 01/31/27		44,869	49,334,363

14

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)	USD	9,122	$9,194,976
4.50%, 05/15/23	EUR	19,671	22,656,438
5.88%, 05/15/23(b)	USD	14,474	14,642,188
7.00%, 03/15/24(b)		27,858	29,601,911
6.13%, 04/15/25(b)		22,345	22,819,161
5.50%, 11/01/25(b)		52,104	54,318,420
9.00%, 12/15/25(b)		31,904	35,646,339
5.75%, 08/15/27(b)		19,864	20,876,667
7.00%, 01/15/28(b)		25,194	26,107,282
7.25%, 05/30/29(b)		29,872	31,066,880
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		14,224	14,419,580
5.00%, 07/15/27		13,002	13,229,535
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(a)	EUR	981	1,127,208
Elanco Animal Health, Inc., 4.90%, 08/28/28(b)	USD	11,807	13,186,228
Endo DAC, 6.00%, 07/15/23(b)		3,420	2,462,400
Mallinckrodt International Finance SA, 5.75%, 08/01/22(b)		5,140	4,420,400
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	500	556,957
7.25%, 09/30/25		1,899	2,263,645
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	46,701	45,883,733
Rossini SARL, 6.75%, 10/30/25	EUR	4,307	5,319,016

			435,930,990

Professional Services — 0.7%
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26(b)	USD	29,580	31,243,875
Intertrust Group BV, 3.38%, 11/15/25	EUR	2,973	3,582,082
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	79,457	82,237,995

			117,063,952

Real Estate Management & Development — 0.2%
Consus Real Estate AG, 9.63%, 05/15/24	EUR	1,141	1,268,239
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	8,274	8,315,535
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		9,600	9,792,000
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		7,320	7,563,024
Newmark Group, Inc., 6.13%, 11/15/23		4,887	5,171,015
Residomo SRO, 3.38%, 10/15/24	EUR	1,903	2,246,302
Summit Properties Ltd., 2.00%, 01/31/25		1,140	1,242,563
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	2,266	2,916,408

			38,515,086

Road & Rail — 0.6%
Algeco Global Finance plc:
6.50%, 02/15/23	EUR	5,000	5,932,535
8.00%, 02/15/23(b)	USD	18,146	18,350,142
Avis Budget Car Rental LLC, 5.75%, 07/15/27(b)		16,610	16,734,575
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	3,282	3,926,397
Europcar Mobility Drive DAC, 4.00%, 04/30/26		1,845	2,144,314
Herc Rentals, Inc., 7.50%, 06/01/22(b)	USD	1,697	1,762,334
Hertz Corp. (The), 7.63%, 06/01/22(b)		24,420	25,366,275
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	2,939	3,529,707
Uber Technologies, Inc.(b):
7.50%, 11/01/23	USD	14,290	15,147,400
8.00%, 11/01/26		3,000	3,195,360

			96,089,039

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		3,867	4,369,710
Entegris, Inc., 4.63%, 02/10/26(b)		9,420	9,490,650
Qorvo, Inc., 5.50%, 07/15/26		16,410	17,366,703

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)	USD	8,460	$8,988,750
Versum Materials, Inc., 5.50%, 09/30/24(b)		7,600	8,141,500

			48,357,313

Software — 4.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		34,684	36,168,475
CDK Global, Inc.:
4.88%, 06/01/27		34,742	35,931,566
5.25%, 05/15/29(b)		6,391	6,622,674
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		23,755	24,111,325
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		64,889	70,485,676
Infor US, Inc., 6.50%, 05/15/22		111,550	113,513,280
Informatica LLC, 7.13%, 07/15/23(b)		40,426	41,140,327
Nuance Communications, Inc.:
6.00%, 07/01/24		5,774	5,976,090
5.63%, 12/15/26		8,447	8,808,532
PTC, Inc., 6.00%, 05/15/24		9,563	10,017,242
RP Crown Parent LLC, 7.38%, 10/15/24(b)		31,399	32,733,458
Solera LLC, 10.50%, 03/01/24(b)		111,363	120,411,244
Sophia LP, 9.00%, 09/30/23(b)		11,234	11,585,063
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		71,659	74,346,212
Symantec Corp.:
3.95%, 06/15/22		1,750	1,772,287
5.00%, 04/15/25(b)		17,042	17,470,668
TIBCO Software, Inc., 11.38%, 12/01/21(b)		54,723	58,143,187
Veritas US, Inc., 7.50%, 02/01/23(b)		6,188	5,785,780

			675,023,086

Specialty Retail — 1.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		16,795	17,382,825
Carvana Co., 8.88%, 10/01/23(b)		2,213	2,235,683
eG Global Finance plc:
3.63%, 02/07/24	EUR	1,746	1,979,420
4.38%, 02/07/25		2,717	3,075,598
6.75%, 02/07/25(b)	USD	20,048	19,891,626
Group 1 Automotive, Inc.:
5.00%, 06/01/22		5,548	5,617,350
5.25%, 12/15/23(b)		1,743	1,784,396
L Brands, Inc.:
6.88%, 11/01/35		18,575	16,519,862
6.75%, 07/01/36		3,311	2,847,460
Penske Automotive Group, Inc., 5.50%, 05/15/26		1,524	1,588,770
PetSmart, Inc., 5.88%, 06/01/25(b)		35,299	34,240,030
SRS Distribution, Inc., 8.25%, 07/01/26(b)		8,491	8,257,498
Staples, Inc.(b):
7.50%, 04/15/26		58,486	58,141,517
10.75%, 04/15/27		9,736	9,687,320
Tendam Brands SAU, 5.00%, 09/15/24	EUR	1,501	1,743,637

			184,992,992

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC(b):
4.42%, 06/15/21	USD	5,347	5,509,765
7.13%, 06/15/24		30,704	32,415,065
Western Digital Corp., 4.75%, 02/15/26		25,444	24,961,836
Xerox Corp.:
4.80%, 03/01/35		17,432	15,100,470
6.75%, 12/15/39		1,333	1,327,855

			79,314,991

15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
European TopSoho SARL, 4.00%, 09/21/21(k)	EUR	1,800	$2,017,102
William Carter Co. (The), 5.63%, 03/15/27(b)	USD	7,831	8,202,972

			10,220,074

Thrifts & Mortgage Finance — 0.3%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	700	866,770
Jerrold Finco plc, 6.25%, 09/15/21	GBP	1,100	1,423,138
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25(b)	USD	8,998	9,020,495
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		13,903	14,181,060
9.13%, 07/15/26		16,257	16,500,855

			41,992,318

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		899	890,010
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		6,105	5,662,388
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		3,498	3,633,547
6.50%, 10/01/25		3,567	3,674,010
HD Supply, Inc., 5.38%, 10/15/26(b)		89,190	94,095,450
Herc Holdings, Inc., 5.50%, 07/15/27(b)		28,128	28,303,800
United Rentals North America, Inc.:
4.63%, 07/15/23		639	652,259
5.50%, 07/15/25		12,489	13,004,171
4.63%, 10/15/25		16,529	16,797,596
5.88%, 09/15/26		12,612	13,431,780
6.50%, 12/15/26		2,152	2,329,540
5.50%, 05/15/27		16,200	17,050,500
5.25%, 01/15/30		16,779	17,240,423

			216,765,474

Wireless Telecommunication Services — 2.2%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)		5,700	1,220,156
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		16,144	15,256,080
Digicel Ltd., 6.00%, 04/15/21(b)		12,928	9,663,680
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		12,761	13,127,879
Hughes Satellite Systems Corp., 5.25%, 08/01/26		7,666	7,876,815
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	3,489	4,007,015
4.00%, 11/15/27		700	791,173
SoftBank Group Corp.:
4.00%, 04/20/23		5,541	6,834,816
4.50%, 04/20/25		500	632,336
4.75%, 07/30/25		1,709	2,186,217
5.00%, 04/15/28		1,296	1,670,147
Sprint Corp.:
7.88%, 09/15/23	USD	56,014	60,845,208
7.13%, 06/15/24		57,384	60,844,255
7.63%, 02/15/25		8,088	8,613,720
7.63%, 03/01/26		66,164	70,530,824
Telefonica Europe BV(a)(i):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,200	1,616,291
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	1,200	1,441,304
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,500	1,724,839
(EUR Swap Annual 10 Year + 4.30%), 5.88%		2,600	3,429,493
(EUR Swap Annual 6 Year + 4.11%), 4.38%		2,900	3,575,906

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	1,180	$1,206,550
6.00%, 03/01/23		2,626	2,685,085
6.00%, 04/15/24		1,489	1,552,283
6.38%, 03/01/25		8,418	8,742,093
5.13%, 04/15/25		866	901,316
6.50%, 01/15/26		3,524	3,809,655
4.50%, 02/01/26		21,559	22,071,026
4.75%, 02/01/28		32,760	33,705,126
Vodafone Group plc(a):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	700	840,521
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79		1,200	1,402,317
Wind Tre SpA:
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(a)		800	897,148
3.13%, 01/20/25		2,605	2,953,555
5.00%, 01/20/26(b)	USD	500	484,000
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(g)		6,882	7,019,814

			364,158,643

Total Corporate Bonds — 82.9% (Cost: $13,164,828,108)			13,481,786,655

Floating Rate Loan Interests — 8.6%(h)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.16%, 11/30/25(d)		2,618	2,634,207
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.56%, 11/28/21		10,353	10,111,695

			12,745,902

Auto Components — 0.2%
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(n)		31,097	30,844,876

Capital Markets — 0.2%
Jefferies Finance LLC, Term Loan, 06/03/26(n)		9,620	9,591,140
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 6 Month + 5.00%), 7.54%, 03/18/26		25,746	24,165,304

			33,756,444

Chemicals — 0.5%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 09/13/23(n)	EUR	2,942	3,295,656
Alpha 3 BV, Term Loan, 01/31/24(n)	USD	27,791	27,144,663
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.65%, 08/12/22		28,718	28,682,191
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 9.27%, 03/30/26		2,582	2,538,927
Momentive Performance Materials, Inc., 1st Lien Term Loan B, 05/15/24(n)		6,306	6,242,569
Starfruit Finco BV, Term Loan, 10/01/25(n)		8,440	8,296,313

			76,200,319

16

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies — 0.5%
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.58% - 6.84%, 06/21/24	USD	59,177	$57,130,476
GFL Environmental, Inc., Term Loan B, 05/30/25(n)		19,448	19,114,676

			76,245,152

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, 05/23/25(n)		15,051	14,414,568

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.85%, 04/03/24		8,510	8,208,856
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 05/16/24		4,305	4,285,627

			12,494,483

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.15%, 05/06/24		6,868	6,339,011

Diversified Financial Services — 0.0%
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 09/06/25		2,385	2,252,223

Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.39%, 08/14/26		10,905	10,659,772
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 01/31/25		33,182	32,371,280

			43,031,052

Energy Equipment & Services — 0.8%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.40%, 05/12/25		80,496	79,100,459
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.15%, 11/08/22		41,248	38,773,558
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 3.86%, 07/13/20		10,610	10,583,230

			128,457,247

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.73%, 05/24/25		3,200	3,098,601

Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 10/10/23		3,663	3,597,438

Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, 06/30/25(n)		7,637	7,646,526

Health Care Equipment & Supplies — 0.5%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.33%, 06/15/21		40,790	40,636,678
Sterigenics-Nordion Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 05/15/22		35,481	34,948,925

			75,585,603

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.90%, 06/30/25		6,868	6,885,251
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.96%, 07/25/23(d)		10,673	10,726,633

Security		Par (000)	Value

Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/25	USD	41,598	$36,657,835
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 11.50%, 07/02/26		2,851	2,879,170
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.19%, 07/02/25		13,224	13,224,472
HC Group Holdings III, Inc., 1st Lien Term Loan B, 04/07/22(d)(n)		3,026	3,014,652
LGC Ltd., Term Loan, 03/08/23(n)		4,000	3,920,000
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.15%, 04/29/22		10,722	10,587,546
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 02/06/24		5,204	4,599,385

			92,494,944

Health Care Technology — 0.3%
Athenahealth, Inc., Term Loan B, 02/05/26(n)		43,078	42,934,767

Hotels, Restaurants & Leisure — 0.2%
Stars Group Holdings BV, Term Loan, 07/10/25(n)		31,126	31,109,543

Industrial Conglomerates — 0.2%
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.58% - 5.69%, 02/21/25		3,995	3,876,307
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.33%, 11/30/23		31,498	29,923,524

			33,799,831

Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 05/09/25		2,498	2,423,744
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.90%, 08/04/25		22,991	23,292,872
Sedgwick, 1st Lien Term Loan, 12/31/25(n)		27,211	26,797,723

			52,514,339

IT Services — 0.6%
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.15%, 04/28/25		2,118	2,126,152
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 11/29/24		6,643	6,328,930
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.65%, 12/01/25		5,095	4,913,300
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.83%, 08/01/25		3,818	3,154,728
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.65%, 04/16/25		6,939	6,908,185
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(n)		1,075	1,070,472
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.90%, 08/27/25		64,924	64,883,680
Zephyr Midco 2 Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.50%), 5.22%, 07/23/25	GBP	3,000	3,739,596

			93,125,043

17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 08/30/24	USD	4,076	$4,002,471

Machinery — 0.2%
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 03/28/25		37,403	35,667,435

Media — 0.7%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 07/12/24		3,682	3,623,473
Intelsat Jackson Holdings SA, Term Loan: (LIBOR USD 1 Month + 3.75%), 6.15%, 11/27/23		4,956	4,900,245
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24		84,234	84,514,658
(LIBOR USD 1 Month + 4.50%), 6.90%, 01/02/24		15,189	15,218,612
Promotora de Informaciones SA, 1st Lien Term Loan 2, (EURIBOR 6 Month + 4.00%), 4.00%, 11/30/22	EUR	3,815	4,299,594
Promotora de Informaciones SA, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 12/31/22		450	504,515
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 09/09/21(d)	USD	9,098	9,086,894

			122,147,991

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 6 Month + 6.00%), 8.42%, 10/25/23		14,472	12,361,425

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 7.15%, 10/22/25		4,231	4,016,376
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.78%, 12/31/21		16,662	16,878,130
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.91%, 11/28/22		10,580	10,540,806
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.40%, 03/01/24		5,889	3,003,307

			34,438,619

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.41%, 06/02/25		9,218	9,212,384
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.69%, 04/29/24		14,316	13,409,560

			22,621,944

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.40%, 02/06/26		13,660	13,655,765

Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.41%, 03/14/25		21,364	21,354,788

Security		Par (000)	Value

Software — 1.3%
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.15%, 10/01/25	USD	152,864	$148,134,463

Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.08%, 02/01/22		6,617	6,595,611
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.83%, 11/01/24		35,285	36,409,854
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.65%, 04/16/25		4,294	4,275,015
TIBCO Software, Inc., Term Loan, 12/04/20(n)		9,624	9,633,047
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(n)		4,770	4,775,479

			209,823,469

Wireless Telecommunication Services — 0.3%
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 14.98%, 12/07/20		96,774	25,549,561
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20(g)		13,081	9,647,225
Sprint Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 02/02/24		11,922	11,798,628

			46,995,414

Total Floating Rate Loan Interests — 8.6% (Cost: $1,486,263,740)			1,395,757,233

Foreign Agency Obligations — 0.0%

France — 0.0%
Electricite de France SA(a)(i): (EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	1,200	1,472,112
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	500	680,287

			2,152,399

Total Foreign Agency Obligations — 0.0% (Cost: $2,093,193)			2,152,399

		Shares

Investment Companies — 0.8%(o)
iShares iBoxx $ High Yield Corporate Bond ETF*		358,000	31,210,440
SPDR Bloomberg Barclays High Yield Bond ETF		925,000	100,769,500

Total Investment Companies — 0.8% (Cost: $131,296,620)			131,979,940

		Par (000)

Non-Agency Mortgage-Backed Securities — 0.1%

Collateralized Mortgage Obligations — 0.0%(c)
CGMSE, Series 2014-2X, 5.70%, 11/17/31	EUR	1,255	1,371,849
Octagon Investment Partners 26 Ltd., Series 2016-1, Class AR, 4.40%, 04/20/31	USD	1,000	961,509

			2,333,358

Commercial Mortgage-Backed Securities — 0.1%
ROCKT(c): 0.00%, 04/20/32		998	996,553

18

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-1A, 0.00%, 04/20/32	USD	3,922	$3,914,843

			4,911,396

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $7,333,863)			7,244,754

	Beneficial Interest (000)
Other Interests — 0.0%(p)

Auto Components — 0.0%
Lear Corp.(d)(e)(j)		15,314	2

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(e)(j)		18,225	304,357
Lehman Brothers Holdings, Inc.		5,500	91,850

			396,207

Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings, Inc.(d)(e)(j)(o)		5,134	1

Media — 0.0%
Adelphia Communications Corp., Escrow(d)(e)(j)		325	—

Total Other Interests — 0.0%			396,210

		Par (000)

Preferred Securities — 1.9%

Capital Trusts — 1.5%

Banks — 1.4%(h)(i)
Bank of America Corp.: Series X, 6.25%		22,098	24,075,108
Series Z, 6.50%		21,031	23,186,678
Series AA, 6.10%		24,034	25,956,720
Series DD, 6.30%		16,620	18,552,906
CIT Group, Inc., Series A, 5.80%		14,850	14,942,812
JPMorgan Chase & Co.:
Series I, 6.05%		15,347	15,338,713
Series V, 5.00%		17,297	17,241,649
Series Z, 5.30%		770	778,909
Series Q, 5.15%		7,221	7,320,289
Series S, 6.75%		8,620	9,527,083
Series X, 6.10%		25,667	27,651,572
Wells Fargo & Co., Series U, 5.87%		34,239	37,219,163

			221,791,602

Capital Markets — 0.1%(h)(i)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		6,608	6,343,680
Morgan Stanley, Series H, 5.45%		6,961	6,943,597

			13,287,277

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(e)(i)		2,827	2,894,848

Total Capital Trusts — 1.5% (Cost: $230,132,094)			237,973,727

Security	Shares	Value
Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 04/08/15 - 12/15/15, cost $3,532,445)(d)(l)	3,610,706	$1,615,791

Total Preferred Stocks — 0.0% (Cost: $3,532,445)		1,615,791

Trust Preferreds — 0.4%

Banks — 0.4%
GMAC Capital Trust I, Series 2, 8.30%, 02/15/40(h)	2,327,792	60,825,205

Total Trust Preferreds — 0.4% (Cost: $53,123,046)		60,825,205

Total Preferred Securities — 1.9% (Cost: $286,787,585)		300,414,723

Total Long-Term Investments — 97.0% (Cost: $15,570,028,762)		15,772,188,494

Short-Term Securities — 3.0%(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%*	399,807,165	399,807,165
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.17%	11,959,594	11,959,594
SL Liquidity Series, LLC, Money Market Series, 2.55%(r)*	66,622,112	66,642,098

Total Short-Term Securities — 3.0% (Cost: $478,408,646)		478,408,857

Total Options Purchased — 0.0% (Cost: $42,656)		13,568

Total Investments Before Options Written — 100.0% (Cost: $16,048,480,064)		16,250,610,919

Total Options Written — (0.0)% (Premium Received — $2,196,000)		(354,445)

Total Investments Net of Options Written — 100.0% (Cost: $16,046,284,064)		16,250,256,474

Other Assets Less Liabilities — 0.0%		6,398,524

Net Assets — 100.0%		$16,256,654,998

19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,218,178, representing 0.18% of its net assets as of period end, and an original cost of $29,733,514.

(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Security, or a portion of the security, is on loan.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Annualized 7-day yield as of period end.
(r)	Security was purchased with the cash collateral from loaned securities.

*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/ Shares Held at 09/30/18	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	698,160,915	—	(298,353,750	)(b)	399,807,165	$399,807,165	$6,717,261		$—	$—
SL Liquidity Series, LLC, Money Market Series	147,372,085	—	(80,749,973	)(b)	66,622,112	66,642,098	309,458	(c)	25,550	(37)
iShares iBoxx $ High Yield Corporate Bond ETF	—	8,782,464	(8,424,464)		358,000	31,210,440	1,835,849		3,018,084	(75,180)
Peninsula Energy Ltd., Warrants (Expires 12/31/18)(d)	3,502,308	—	(3,502,308)		—	—	—		12	(2,521)

						$497,659,703	$8,862,568		$3,043,646	$(77,738)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	30	09/20/19	$1,182	$31,335
STOXX 600 Banks Index	50	09/20/19	377	7,314

				38,649

Short Contracts
Euro-Bobl	40	09/06/19	6,115	(25,626)
Euro-Bund	40	09/06/19	7,857	(78,764)
Long Gilt	18	09/26/19	2,979	(15,940)
U.S. Treasury 5 Year Note	7	09/30/19	827	(9,234)

				(129,564)

				$(90,915)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,492,000	USD	7,348,351	State Street Bank and Trust Co.	07/03/19	$17,812
GBP	23,060,000	USD	29,231,349	State Street Bank and Trust Co.	07/03/19	55,212
USD	3,568,777	CAD	4,668,000	BNP Paribas SA	08/06/19	1,302
USD	442,388,508	EUR	387,703,000	UBS AG	08/06/19	222,635

						296,961

CAD	4,668,000	USD	3,566,081	BNP Paribas SA	07/03/19	(1,410)
EUR	387,703,000	USD	441,167,244	UBS AG	07/03/19	(272,807)
USD	7,253,511	AUD	10,492,000	Citibank NA	07/03/19	(112,652)
USD	3,462,031	CAD	4,667,800	Citibank NA	07/03/19	(102,487)
USD	3,719,496	EUR	3,306,200	BNP Paribas SA	07/03/19	(40,303)
USD	1,051,019	EUR	937,600	Goldman Sachs International	07/03/19	(15,217)
USD	415,934,629	EUR	372,215,000	HSBC Bank plc	07/03/19	(7,346,910)
USD	1,207,251	EUR	1,062,500	Nomura International plc	07/03/19	(1,021)
USD	8,655,262	EUR	7,624,500	Standard Chartered Bank	07/03/19	(15,291)
USD	2,714,327	EUR	2,422,600	State Street Bank and Trust Co.	07/03/19	(40,645)
USD	30,218,151	GBP	23,995,000	JPMorgan Chase Bank NA	07/03/19	(255,875)
USD	7,356,594	AUD	10,492,000	State Street Bank and Trust Co.	08/06/19	(18,399)
USD	29,279,690	GBP	23,060,000	State Street Bank and Trust Co.	08/06/19	(57,318)

						(8,280,335)

	Net Unrealized Depreciation					$(7,983,374)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Liberty Global plc	201	07/19/19	USD	27.50	USD	542	$13,568

21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)		Value
	Rate/ Reference	Frequency	Rate/ Reference	Frequency
Call
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.32.V1	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank NA	08/21/19	NR	USD	101.00	USD	180,000	$(148,372)

Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.32.V1	Quarterly	5.00%	Quarterly	Bank of America NA	08/21/19	NR	USD	101.00	USD	200,000	(164,858)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.32.V1	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank NA	08/21/19	NR	USD	101.00	USD	50,000	(41,215)

												(206,073)

												$(354,445)

(a)	Using S&P Global Rating’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	229	$(57,252)	$(56,760)	$(492)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,250	(318,035)	(293,979)	(24,056)

							$(375,287)	$(350,739)	$(24,548)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	200	$(51,125)	$(20,942)	$ (30,183)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	800	(204,614)	(84,725)	(119,889)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,044	(266,983)	(123,262)	(143,721)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	10	(2,556)	(810)	(1,746)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/23	B+	USD	20,000	(835,801)	(1,799,904)	964,103
Thomas Cook Group plc .	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	473	(335,761)	51,597	(387,358)
Thomas Cook Group plc .	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	1,830	(1,297,999)	193,446	(1,491,445)
Thomas Cook Group plc .	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	487	(345,156)	51,842	(396,998)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	B	EUR	2,460	(681,108)	(349,215)	(331,893)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	5,176	(332,576)	(355,443)	22,867
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	7,878	(780,645)	66,124	(846,769)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	3,825	(379,027)	6,550	(385,577)
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	930	(55,962)	(85,014)	29,052
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	3,720	(456,495)	(589,952)	133,457
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	1,500	(32,916)	(41,280)	8,364
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	459	(58,680)	(68,253)	9,573

22

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	2,930	$(192,869)	$(281,997)	$89,128

								$(6,310,273)	$(3,431,238)	$(2,879,035)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund							Upfront Premium	Unrealized
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1 month LIBOR minus 0.25%	At Termination	iShares iBoxx High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	07/02/19	USD	6,937	$2,545,728	$—	$2,545,728
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Goldman Sachs International	09/20/19	USD	134,870	43,511	(790,208)	833,719
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	09/20/19	USD	75,000	(538,714)	(4,426)	(534,288)
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Morgan Stanley & Co. International plc	09/20/19	USD	160,000	(1,000,389)	(9,875)	(990,514)

								$1,050,136	$(804,509)	$1,854,645

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	2.40%
3 month LIBOR	London Interbank Offered Rate	2.32%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings
SCA	Svenska Cellulosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts

23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$263,207,096	$3,500,000	$266,707,096
Common Stocks:
Auto Components	—	—	28,364,692	28,364,692
Chemicals	48,305,843	—	—	48,305,843
Commercial Services & Supplies	—	—	3	3
Containers & Packaging	27,132,249	—	—	27,132,249
Diversified Financial Services	—	3,018	—	3,018
Equity Real Estate Investment Trusts (REITs)	18,096,933	—	—	18,096,933
Hotels, Restaurants & Leisure	30,484,902	—	—	30,484,902
Metals & Mining	25,326,643	—	—	25,326,643
Oil, Gas & Consumable Fuels	—	—	8,020,566	8,020,566
Semiconductors & Semiconductor Equipment	14,635	—	—	14,635
Corporate Bonds:
Aerospace & Defense	—	667,391,837	—	667,391,837
Air Freight & Logistics	—	975,619	—	975,619
Auto Components	—	236,170,371	—	236,170,371
Automobiles	—	8,512,628	—	8,512,628
Banks	—	193,133,013	—	193,133,013
Building Products	—	93,988,952	—	93,988,952
Capital Markets	—	49,964,488	990,370	50,954,858
Chemicals	—	353,453,069	2	353,453,071
Commercial Services & Supplies	—	309,853,552	—	309,853,552
Communications Equipment	—	134,635,119	—	134,635,119
Construction & Engineering	—	23,492,516	—	23,492,516
Construction Materials	—	3,250,928	—	3,250,928
Consumer Finance	—	296,271,203	—	296,271,203
Containers & Packaging	—	349,006,932	—	349,006,932
Distributors	—	67,578,994	—	67,578,994
Diversified Consumer Services	—	117,824,429	—	117,824,429
Diversified Financial Services	—	200,161,618	—	200,161,618
Diversified Telecommunication Services	—	875,879,773	—	875,879,773
Electric Utilities	—	91,128,037	—	91,128,037
Electrical Equipment	—	42,296,720	27,602,387	69,899,107
Electronic Equipment, Instruments & Components	—	30,181,623	—	30,181,623
Energy Equipment & Services	—	300,899,247	—	300,899,247
Entertainment	—	137,652,519	—	137,652,519

24

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Equity Real Estate Investment Trusts (REITs)	$—	$334,208,234	$—	$334,208,234
Food & Staples Retailing	—	14,171,707	—	14,171,707
Food Products	—	198,003,094	—	198,003,094
Gas Utilities	—	16,859,429	—	16,859,429
Health Care Equipment & Supplies	—	134,783,231	—	134,783,231
Health Care Providers & Services	—	744,830,472	—	744,830,472
Health Care Technology	—	52,954,690	—	52,954,690
Hotels, Restaurants & Leisure	—	657,157,318	—	657,157,318
Household Durables	—	117,886,730	—	117,886,730
Household Products	—	15,499,674	—	15,499,674
Independent Power and Renewable Electricity Producers	—	305,416,182	—	305,416,182
Insurance	—	181,460,853	—	181,460,853
Interactive Media & Services	—	8,324,478	—	8,324,478
Internet & Direct Marketing Retail	—	24,973,789	—	24,973,789
IT Services	—	270,806,133	—	270,806,133
Leisure Products	—	34,573,201	—	34,573,201
Life Sciences Tools & Services	—	176,403,882	—	176,403,882
Machinery	—	201,896,256	—	201,896,256
Marine	—	494,545	—	494,545
Media	—	1,241,773,950	—	1,241,773,950
Metals & Mining	—	420,436,035	—	420,436,035
Mortgage Real Estate Investment Trusts (REITs)	—	5,515,620	—	5,515,620
Multiline Retail	—	989,205	—	989,205
Multi-Utilities	—	2,109,816	—	2,109,816
Oil, Gas & Consumable Fuels	—	1,364,265,061	—	1,364,265,061
Paper & Forest Products	—	20,675,906	—	20,675,906
Personal Products	—	14,597,260	—	14,597,260
Pharmaceuticals	—	435,930,990	—	435,930,990
Professional Services	—	117,063,952	—	117,063,952
Real Estate Management & Development	—	38,515,086	—	38,515,086
Road & Rail	—	96,089,039	—	96,089,039
Semiconductors & Semiconductor Equipment	—	48,357,313	—	48,357,313
Software	—	675,023,086	—	675,023,086
Specialty Retail	—	184,992,992	—	184,992,992
Technology Hardware, Storage & Peripherals	—	79,314,991	—	79,314,991
Textiles, Apparel & Luxury Goods	—	10,220,074	—	10,220,074
Thrifts & Mortgage Finance	—	41,992,318	—	41,992,318
Trading Companies & Distributors	—	216,765,474	—	216,765,474
Wireless Telecommunication Services	—	364,158,643	—	364,158,643
Floating Rate Loan Interests:
Aerospace & Defense	—	10,111,695	2,634,207	12,745,902
Auto Components	—	30,844,876	—	30,844,876
Capital Markets	—	33,756,444	—	33,756,444
Chemicals	—	76,200,319	—	76,200,319
Commercial Services & Supplies	—	76,245,152	—	76,245,152
Construction & Engineering	—	14,414,568	—	14,414,568
Containers & Packaging	—	12,494,483	—	12,494,483
Diversified Consumer Services	—	6,339,011	—	6,339,011
Diversified Financial Services	—	2,252,223	—	2,252,223
Diversified Telecommunication Services	—	43,031,052	—	43,031,052
Energy Equipment & Services	—	128,457,247	—	128,457,247
Entertainment	—	3,098,601	—	3,098,601
Food Products	—	3,597,438	—	3,597,438
Gas Utilities	—	7,646,526	—	7,646,526
Health Care Equipment & Supplies	—	75,585,603	—	75,585,603
Health Care Providers & Services	—	78,753,659	13,741,285	92,494,944
Health Care Technology	—	42,934,767	—	42,934,767
Hotels, Restaurants & Leisure	—	31,109,543	—	31,109,543
Industrial Conglomerates	—	33,799,831	—	33,799,831
Insurance	—	52,514,339	—	52,514,339
IT Services	—	93,125,043	—	93,125,043
Life Sciences Tools & Services	—	4,002,471	—	4,002,471
Machinery	—	35,667,435	—	35,667,435
Media	—	113,061,097	9,086,894	122,147,991
Multiline Retail	—	12,361,425	—	12,361,425
Oil, Gas & Consumable Fuels	—	34,438,619	—	34,438,619

25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$22,621,944	$—	$22,621,944
Professional Services	—	13,655,765	—	13,655,765
Road & Rail	—	21,354,788	—	21,354,788
Software	—	209,823,469	—	209,823,469
Wireless Telecommunication Services	—	46,995,414	—	46,995,414
Foreign Agency Obligations(a)	—	2,152,399	—	2,152,399
Investment Companies	131,979,940	—	—	131,979,940
Non-Agency Mortgage-Backed Securities	—	7,244,754	—	7,244,754
Other Interests	—	396,207	3	396,210
Preferred Securities:
Banks	60,825,205	221,791,602	—	282,616,807
Capital Markets	—	13,287,277	—	13,287,277
Entertainment	—	2,894,848	—	2,894,848
Short-Term Securities	411,766,759	—	—	411,766,759
Options Purchased:
Equity contracts	13,568	—	—	13,568

Subtotal	$753,946,677	$15,334,465,944	$93,940,409	$16,182,353,030

Investments valued at NAV(b)				68,257,889

Total Investments				$16,250,610,919

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$1,256,544	$—	$1,256,544
Equity contracts	38,649	2,545,728	—	2,584,377
Foreign currency exchange contracts	—	296,961	—	296,961
Interest rate contracts	—	833,719	—	833,719
Liabilities:
Credit contracts	—	(4,514,572)	—	(4,514,572)
Foreign currency exchange contracts	—	(8,280,335)	—	(8,280,335)
Interest rate contracts	(129,564)	(1,524,802)	—	(1,654,366)

	$(90,915)	$(9,386,757)	$—	$(9,477,672)

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

26